UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 03006

John Hancock Bond Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

This report on Form N-CSR relates solely to five of the Registrant's semi-annual reports to shareholders for the period ended November 30, 2021. The first report applies to John Hancock Government Income Fund, the second report applies to John Hancock Investment Grade Bond Fund, the third report applies to John Hancock High Yield Fund, the fourth report applies to John Hancock ESG Core Bond Fund and the fifth report applies to John Hancock Short Duration Bond Fund.

Semiannual report
John Hancock
Government Income Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Government Income Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
37	More information
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg U.S. Government Bond Index, formerly known as Bloomberg Barclays U.S. Government Bond Index, tracks the performance of U.S. Treasury and government agency bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21
Class A	-6.79	1.37	1.54	-3.30	7.04	16.47	0.32	0.32
Class C	-4.60	1.39	1.15	-0.58	7.17	12.16	-0.40	-0.42
Class I1,2	-2.64	2.44	2.08	0.87	12.79	22.83	0.59	0.58
Class R6[1,2]	-2.54	2.48	2.09	1.03	13.01	23.01	0.69	0.68
Index††	-1.99	3.15	2.28	1.37	16.77	25.30	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.01	1.76	0.76	0.65
Net (%)	0.98	1.75	0.75	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Government Bond Index.
See the following page for footnotes.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Government Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-11	11,216	11,216	12,530
Class I1,2	11-30-11	12,283	12,283	12,530
Class R6[1,2]	11-30-11	12,301	12,301	12,530
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Government Bond Index, formerly known as Bloomberg Barclays U.S. Government Bond Index, tracks the performance of U.S. Treasury and government agency bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,007.60	$4.93	0.98%
	Hypothetical example	1,000.00	1,020.20	4.96	0.98%
Class C	Actual expenses/actual returns	1,000.00	1,004.20	8.79	1.75%
	Hypothetical example	1,000.00	1,016.30	8.85	1.75%
Class I	Actual expenses/actual returns	1,000.00	1,008.70	3.78	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,010.30	3.28	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	7

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 93.2%				$252,473,503
(Cost $250,918,936)
U.S. Government 64.2%				173,806,381
U.S. Treasury
Bond	1.875	11-15-51	6,275,000	6,398,539
Bond	2.000	11-15-41	23,075,000	23,651,875
Bond	2.000	08-15-51	12,245,000	12,822,811
Bond	2.375	05-15-51	5,100,000	5,784,516
Note	0.500	11-30-23	4,500,000	4,495,254
Note	0.750	11-15-24	47,400,000	47,288,902
Note	1.125	10-31-26	28,500,000	28,459,922
Note	1.250	11-30-26	3,000,000	3,013,359
Note	1.375	11-15-31	11,700,000	11,628,703
Note	1.500	11-30-28	30,000,000	30,262,500
U.S. Government Agency 29.0%				78,667,122
Federal Farm Credit Bank Note	1.400	03-10-28	3,000,000	2,974,672
Federal Home Loan Bank
Note	1.000	11-08-24	3,000,000	2,999,058
Note	1.100	08-20-26	6,000,000	5,947,283
Note	1.125	02-25-28	3,000,000	2,938,363
Note (A)	1.150	12-06-24	5,000,000	5,000,202
Note (A)	1.600	12-17-26	5,000,000	5,001,113
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	3,035,299	3,049,564
30 Yr Pass Thru	2.500	09-01-50	2,911,153	2,991,910
30 Yr Pass Thru	3.000	04-01-43	664,240	707,234
30 Yr Pass Thru	3.500	12-01-44	2,000,935	2,155,254
30 Yr Pass Thru	3.500	02-01-47	632,874	674,168
30 Yr Pass Thru	3.500	06-01-49	647,301	682,248
30 Yr Pass Thru	4.000	12-01-40	350,551	382,459
30 Yr Pass Thru	4.000	01-01-41	438,094	478,056
30 Yr Pass Thru	4.000	01-01-41	411,560	448,705
30 Yr Pass Thru	4.000	11-01-43	741,716	810,877
30 Yr Pass Thru	4.000	12-01-46	607,395	658,148
30 Yr Pass Thru	4.000	06-01-47	579,463	628,099
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	672,122	703,749
30 Yr Pass Thru	2.000	10-01-50	1,315,168	1,321,760
30 Yr Pass Thru (A)	2.500	TBA	1,000,000	1,025,000
30 Yr Pass Thru	2.500	07-01-50	630,556	649,250
30 Yr Pass Thru	2.500	08-01-50	2,821,851	2,909,169
30 Yr Pass Thru	2.500	09-01-50	1,137,153	1,169,125
30 Yr Pass Thru	2.500	09-01-50	2,959,371	3,053,257
8	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	10-01-50	1,043,126	$1,077,783
30 Yr Pass Thru	2.500	10-01-50	2,216,341	2,272,802
30 Yr Pass Thru	3.000	10-01-49	1,443,273	1,510,297
30 Yr Pass Thru	3.000	11-01-49	1,267,112	1,325,460
30 Yr Pass Thru	3.500	07-01-43	1,179,214	1,271,897
30 Yr Pass Thru	3.500	03-01-44	535,292	577,365
30 Yr Pass Thru	3.500	01-01-45	2,389,560	2,592,308
30 Yr Pass Thru	3.500	04-01-45	2,034,207	2,184,555
30 Yr Pass Thru	3.500	05-01-48	787,275	850,936
30 Yr Pass Thru	4.000	09-01-40	998,397	1,088,406
30 Yr Pass Thru	4.000	12-01-40	634,710	691,828
30 Yr Pass Thru	4.000	09-01-41	778,704	848,659
30 Yr Pass Thru	4.000	10-01-41	809,861	882,888
30 Yr Pass Thru	4.000	01-01-42	407,909	444,515
30 Yr Pass Thru	4.000	07-01-42	1,078,282	1,175,385
30 Yr Pass Thru	4.000	11-01-42	1,806,616	1,969,418
30 Yr Pass Thru	4.000	11-01-43	1,730,812	1,899,118
30 Yr Pass Thru	4.000	12-01-43	773,860	844,759
30 Yr Pass Thru	4.500	08-01-40	698,402	774,000
30 Yr Pass Thru	4.500	06-01-41	1,428,070	1,570,901
30 Yr Pass Thru	4.500	07-01-41	1,296,329	1,425,984
30 Yr Pass Thru	4.500	11-01-41	236,994	260,697
30 Yr Pass Thru	4.500	02-01-42	800,955	881,064

30 Yr Pass Thru	4.500	04-01-48	817,197	887,374
Collateralized mortgage obligations 5.7%				$15,287,686
(Cost $17,895,824)
Commercial and residential 0.9%				2,405,888
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	3,584,161	10,521
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	4,532,367	22,073
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	1,285,099	1,338,655
Series 2019-1, Class MA	3.500	07-25-58	991,356	1,034,639
U.S. Government Agency 4.8%				12,881,798
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	1,301,343	1,350,050
Series 4459, Class CA	5.000	12-15-34	54,017	58,925
Series K017, Class X1 IO	1.285	12-25-21	653,015	1
Series K018, Class A2	2.789	01-25-22	858,599	859,224
Series K018, Class X1 IO	1.235	01-25-22	1,447,954	55
Series K022, Class X1 IO	1.175	07-25-22	8,094,609	39,156
Series K026, Class X1 IO	0.954	11-25-22	4,015,722	28,635
Series K030, Class X1 IO	0.166	04-25-23	43,427,687	87,051
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K032, Class A1	3.016	02-25-23	253,179	$256,532
Series K038, Class X1 IO	1.113	03-25-24	6,377,193	142,190
Series K048, Class X1 IO	0.236	06-25-25	4,904,939	37,268
Series K050, Class X1 IO	0.319	08-25-25	70,657,618	764,819
Series K053, Class X1 IO	0.885	12-25-25	27,199,558	845,400
Series K054, Class X1 IO	1.168	01-25-26	21,104,334	888,609
Series K718, Class X1 IO	0.575	01-25-22	4,989,682	791
Series K720, Class X1 IO	0.517	08-25-22	56,667,033	57,336
Series K722, Class X1 IO	1.308	03-25-23	22,988,992	260,707
Series K725, Class A1	2.666	05-25-23	461,826	465,499
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,046,087
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	34,837	35,786
Series 2014-44, Class DA	3.000	07-25-36	855,116	895,004
Series 2014-49, Class CA	3.000	08-25-44	536,098	559,566
Series 2018-M7, Class A1 (C)	3.052	03-25-28	314,600	322,164
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	905,520	19,432
Series 2013-30, Class A	1.500	05-16-42	150,611	151,149
Series 2015-7, Class IO	0.531	01-16-57	6,281,284	194,592
Series 2017-109, Class IO	0.507	04-16-57	1,550,243	49,698
Series 2017-124, Class IO	0.677	01-16-59	1,053,377	46,230
Series 2017-140, Class IO	0.565	02-16-59	662,066	28,593
Series 2017-20, Class IO	0.695	12-16-58	2,431,510	94,354
Series 2017-41, Class IO	0.699	07-16-58	1,581,795	61,202
Series 2017-46, Class IO	0.641	11-16-57	1,649,995	73,120
Series 2017-54, Class IO	0.585	12-16-58	9,862,949	472,910
Series 2017-61, Class IO	0.698	05-16-59	839,799	41,883
Series 2017-74, Class IO	0.582	09-16-58	1,661,192	57,856
Series 2017-89, Class IO	0.697	07-16-59	1,770,654	85,899
Series 2018-114, Class IO	0.571	04-16-60	1,509,379	79,627
Series 2018-68, Class A	2.850	04-16-50	260,946	265,608
Series 2018-9, Class IO	0.534	01-16-60	1,566,743	73,237
Series 2020-118, Class IO	1.047	06-16-62	2,760,602	214,152
Series 2020-119, Class IO	0.813	08-16-62	1,434,219	94,945
Series 2020-120, Class IO	0.853	05-16-62	3,538,210	269,608
Series 2020-137, Class IO	0.846	09-16-62	2,545,756	180,842
Series 2020-170, Class IO	0.886	11-16-62	3,357,467	263,043

Series 2021-40, Class IO	0.843	02-16-63	824,494	62,963
10	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.9%				$2,391,375
(Cost $2,366,362)
Asset backed securities 0.9%				2,391,375
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(D)	0.349	07-25-36	18,692	18,689
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	878,924	896,461
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	0.348	10-25-36	646,274	638,811
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	39,918	40,310
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	31,372	31,689
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	481,357	487,154
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	0.718	02-25-57	278,412	278,261

	Yield (%)	Shares	Value
Short-term investments 4.4%			$12,031,785
(Cost $12,031,930)
Short-term funds 4.4%			12,031,785
John Hancock Collateral Trust (E)	0.0000(F)	1,202,565	12,031,785

Total investments (Cost $283,213,052) 104.2%	$282,184,349
Other assets and liabilities, net (4.2%)	(11,365,874)
Total net assets 100.0%	$270,818,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	11

At 11-30-21, the aggregate cost of investments for federal income tax purposes was $283,837,941. Net unrealized depreciation aggregated to $1,653,592, of which $3,053,279 related to gross unrealized appreciation and $4,706,871 related to gross unrealized depreciation.
12	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $271,181,122)	$270,152,564
Affiliated investments, at value (Cost $12,031,930)	12,031,785
Total investments, at value (Cost $283,213,052)	282,184,349
Interest receivable	532,448
Receivable for fund shares sold	206,564
Receivable for investments sold	88,580,260
Other assets	51,125
Total assets	371,554,746
Liabilities
Distributions payable	5,683
Payable for investments purchased	89,351,900
Payable for delayed delivery securities purchased	11,026,875
Payable for fund shares repurchased	184,683
Payable to affiliates
Investment management fees	597
Accounting and legal services fees	13,485
Transfer agent fees	22,490
Distribution and service fees	2,680
Trustees’ fees	203
Other liabilities and accrued expenses	127,675
Total liabilities	100,736,271
Net assets	$270,818,475
Net assets consist of
Paid-in capital	$279,758,107
Total distributable earnings (loss)	(8,939,632)
Net assets	$270,818,475

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($219,118,162 ÷ 22,868,316 shares)[1]	$9.58
Class C ($3,043,265 ÷ 317,966 shares)[1]	$9.57
Class I ($11,448,264 ÷ 1,193,784 shares)	$9.59
Class R6 ($37,208,784 ÷ 3,880,746 shares)	$9.59
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	13

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$2,584,039
Securities lending	1,584
Dividends from affiliated investments	637
Total investment income	2,586,260
Expenses
Investment management fees	740,145
Distribution and service fees	299,601
Accounting and legal services fees	23,721
Transfer agent fees	139,033
Trustees’ fees	2,224
Custodian fees	25,598
State registration fees	40,948
Printing and postage	16,374
Professional fees	45,097
Other	13,743
Total expenses	1,346,484
Less expense reductions	(41,248)
Net expenses	1,305,236
Net investment income	1,281,024
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,024,362)
Affiliated investments	137
Futures contracts	(51,518)
(1,075,743)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,117,659
Affiliated investments	(345)
Futures contracts	(5,542)
2,111,772
Net realized and unrealized gain	1,036,029
Increase in net assets from operations	$2,317,053
14	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$1,281,024	$2,642,443
Net realized gain (loss)	(1,075,743)	5,528,078
Change in net unrealized appreciation (depreciation)	2,111,772	(21,194,464)
Increase (decrease) in net assets resulting from operations	2,317,053	(13,023,943)
Distributions to shareholders
From earnings
Class A	(754,809)	(3,102,435)
Class B	—	(165)[1]
Class C	(132)	(29,371)
Class I	(53,527)	(255,548)
Class R6	(191,842)	(701,058)
Total distributions	(1,000,310)	(4,088,577)
From fund share transactions	(15,511,774)	(15,098,498)
Total decrease	(14,195,031)	(32,211,018)
Net assets
Beginning of period	285,013,506	317,224,524
End of period	$270,818,475	$285,013,506

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	15

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$9.54	$10.07	$9.34	$9.08	$9.41	$9.61
Net investment income[2]	0.04	0.08	0.13	0.18	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.03	(0.49)	0.75	0.31	(0.29)	(0.14)
Total from investment operations	0.07	(0.41)	0.88	0.49	(0.13)	—
Less distributions
From net investment income	(0.03)	(0.12)	(0.15)	(0.23)	(0.20)	(0.20)
Net asset value, end of period	$9.58	$9.54	$10.07	$9.34	$9.08	$9.41
Total return (%)[3,4]	0.76[5]	(4.08)	9.51	5.46	(1.35)	0.02
Ratios and supplemental data
Net assets, end of period (in millions)	$219	$229	$249	$217	$222	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.01	1.04	1.03	1.06	1.12
Expenses including reductions	0.98[6]	0.98	0.98	0.98	0.98	0.98
Net investment income	0.87[6]	0.79	1.34	2.04	1.69	1.49
Portfolio turnover (%)	172	169	166	87	103	63

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$9.53	$10.07	$9.34	$9.08	$9.41	$9.61
Net investment income[2]	—[3]	—[3]	0.05	0.11	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.04	(0.49)	0.75	0.30	(0.28)	(0.14)
Total from investment operations	0.04	(0.49)	0.80	0.41	(0.20)	(0.07)
Less distributions
From net investment income	—[3]	(0.05)	(0.07)	(0.15)	(0.13)	(0.13)
Net asset value, end of period	$9.57	$9.53	$10.07	$9.34	$9.08	$9.41
Total return (%)[4,5]	0.42[6]	(4.90)	8.64	4.63	(2.12)	(0.76)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$9	$6	$8	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[7]	1.76	1.79	1.78	1.81	1.87
Expenses including reductions	1.75[7]	1.75	1.78	1.77	1.77	1.77
Net investment income	0.08[7]	0.01	0.53	1.25	0.88	0.70
Portfolio turnover (%)	172	169	166	87	103	63

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	17

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$9.55	$10.07	$9.34	$9.09	$9.42	$9.72
Net investment income[3]	0.05	0.10	0.15	0.20	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.03	(0.47)	0.75	0.29	(0.27)	(0.26)
Total from investment operations	0.08	(0.37)	0.90	0.49	(0.11)	(0.14)
Less distributions
From net investment income	(0.04)	(0.15)	(0.17)	(0.24)	(0.22)	(0.16)
Net asset value, end of period	$9.59	$9.55	$10.07	$9.34	$9.09	$9.42
Total return (%)[4]	0.87[5]	(3.76)	9.73	5.55	(1.13)	(1.46)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$13	$22	$5	$4	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[6]	0.76	0.79	0.79	0.81	0.85[6]
Expenses including reductions	0.75[6]	0.75	0.78	0.79	0.77	0.75[6]
Net investment income	1.10[6]	1.02	1.52	2.24	1.71	1.73[6]
Portfolio turnover (%)	172	169	166	87	103	63[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
18	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$9.54	$10.07	$9.34	$9.09	$9.45
Net investment income[3]	0.06	0.11	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.04	(0.48)	0.75	0.29	(0.33)
Total from investment operations	0.10	(0.37)	0.91	0.50	(0.18)
Less distributions
From net investment income	(0.05)	(0.16)	(0.18)	(0.25)	(0.18)
Net asset value, end of period	$9.59	$9.54	$10.07	$9.34	$9.09
Total return (%)[4]	1.03[5]	(3.76)	9.85	5.67	(1.91)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$40	$38	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]	0.65	0.67	0.68	0.71[6]
Expenses including reductions	0.65[6]	0.64	0.67	0.67	0.67[6]
Net investment income	1.20[6]	1.13	1.64	2.35	2.20[6]
Portfolio turnover (%)	172	169	166	87	103[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
20	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$252,473,503	—	$252,473,503	—
Collateralized mortgage obligations	15,287,686	—	15,287,686	—
Asset backed securities	2,391,375	—	2,391,375	—
Short-term investments	12,031,785	$12,031,785	—	—
Total investments in securities	$282,184,349	$12,031,785	$270,152,564	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities,
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	21

effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of November 30, 2021, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
22	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $2,079.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $4,055,147 and a long-term capital loss carryforward of $2,968,510 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and amortization and accretion on debt securities.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	23

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2021, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $11,017,271, as measured during the period. There were no open futures contracts as of November 30, 2021.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(51,518)
24	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(5,542)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. The fee waiver and/or expense reimbursements will expire on September 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
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For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$38,528
Class C	180
Class I	603
Class	Expense reduction
Class R6	$1,937
Total	$41,248

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.50% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,768 for the six months ended November 30, 2021. Of this amount, $3,321 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $19,447 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $6,486 and $43 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
26	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$281,882	$128,523
Class C	17,719	2,017
Class I	—	6,813
Class R6	—	1,680
Total	$299,601	$139,033
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,000,530	$9,597,793	4,359,876	$43,352,108
Distributions reinvested	74,101	712,066	295,111	2,917,950
Repurchased	(2,196,915)	(21,067,915)	(5,373,723)	(52,716,367)
Net decrease	(1,122,284)	$(10,758,056)	(718,736)	$(6,446,309)
Class B shares
Sold	—	—	2,291	$23,224
Distributions reinvested	—	—	15	154
Repurchased	—	—	(29,088)	(292,515)
Net decrease	—	—	(26,782)	$(269,137)
Class C shares
Sold	124,275	$1,190,599	130,947	$1,305,032
Distributions reinvested	13	132	2,907	28,908
Repurchased	(180,461)	(1,720,837)	(618,754)	(6,107,611)
Net decrease	(56,173)	$(530,106)	(484,900)	$(4,773,671)
Class I shares
Sold	229,763	$2,209,815	864,149	$8,599,592
Distributions reinvested	5,566	53,514	25,750	255,412
Repurchased	(395,111)	(3,784,856)	(1,682,017)	(16,712,917)
Net decrease	(159,782)	$(1,521,527)	(792,118)	$(7,857,913)
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	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	464,324	$4,459,912	2,544,752	$25,306,990
Distributions reinvested	19,957	191,834	70,942	701,049
Repurchased	(765,796)	(7,353,831)	(2,220,838)	(21,759,507)
Net increase (decrease)	(281,515)	$(2,702,085)	394,856	$4,248,532
Total net decrease	(1,619,754)	$(15,511,774)	(1,627,680)	$(15,098,498)
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$96,785
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $24,116,049 and $47,583,049, respectively, for the six months ended November 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $453,465,962 and $437,788,489, respectively, for the six months ended November 30, 2021.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,202,565	$6,068,664	$149,345,032	$(143,381,703)	$137	$(345)	$2,221	—	$12,031,785

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
28	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index relative to the one-, three-, five- and ten-year periods. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the peer group for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are equal to the peer group median.
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The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
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(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
34	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	35

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
36	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	37

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949168	56SA 11/21
1/2022

Semiannual report
John Hancock
Investment Grade Bond Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investment Grade Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
35	Financial statements
39	Financial highlights
45	Notes to financial statements
55	Evaluation of advisory and subadvisory agreements by the Board of Trustees
62	More information
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21
Class A	-4.67	2.95	3.21	-3.14	15.65	37.22	1.19	1.13
Class C	-2.41	3.02	2.86	-0.51	16.03	32.64	0.50	0.44
Class I1	-0.45	4.05	3.91	0.90	21.93	46.76	1.49	1.43
Class R2[1,2]	-0.86	3.65	3.57	0.79	19.60	42.01	1.09	1.04
Class R4[1,2]	-0.61	3.90	3.73	0.82	21.10	44.17	1.34	1.18
Class R6[1,2]	-0.35	4.16	3.89	0.95	22.59	46.41	1.59	1.53
Index††	-1.15	3.65	3.04	1.02	19.64	34.88	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	0.82	1.57	0.57	0.97	0.81	0.47
Net (%)	0.75	1.50	0.50	0.89	0.64	0.39
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-11	13,264	13,264	13,488
Class I1	11-30-11	14,676	14,676	13,488
Class R2[1,2]	11-30-11	14,201	14,201	13,488
Class R4[1,2]	11-30-11	14,417	14,417	13,488
Class R6[1,2]	11-30-11	14,641	14,641	13,488
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,008.60	$3.73	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%
Class C	Actual expenses/actual returns	1,000.00	1,004.90	7.49	1.49%
	Hypothetical example	1,000.00	1,017.60	7.54	1.49%
Class I	Actual expenses/actual returns	1,000.00	1,009.00	2.47	0.49%
	Hypothetical example	1,000.00	1,022.60	2.48	0.49%
Class R2	Actual expenses/actual returns	1,000.00	1,007.90	4.48	0.89%
	Hypothetical example	1,000.00	1,020.60	4.51	0.89%
Class R4	Actual expenses/actual returns	1,000.00	1,008.20	3.22	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%
Class R6	Actual expenses/actual returns	1,000.00	1,009.50	1.96	0.39%
	Hypothetical example	1,000.00	1,023.10	1.98	0.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.0%				$978,548,394
(Cost $970,648,590)
U.S. Government 16.0%				460,508,386
U.S. Treasury
Bond	1.875	11-15-51	13,170,000	13,429,284
Bond	2.000	11-15-41	99,972,000	102,471,300
Bond	2.000	08-15-51	112,946,900	118,276,582
Bond	2.500	02-15-45	23,373,000	26,185,977
Bond	3.000	02-15-47	1,282,000	1,587,376
Bond	3.125	11-15-41	4,288,000	5,220,975
Note	0.250	09-30-23	51,108,000	50,874,421
Note	0.375	10-31-23	34,020,000	33,926,976
Note	0.625	10-15-24	6,485,000	6,452,575
Note	1.250	11-30-26	22,883,000	22,984,901
Note	1.375	11-15-31	60,931,000	60,559,702
Note	1.625	09-30-26	18,120,000	18,538,317
U.S. Government Agency 18.0%				518,040,008
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	10-01-50	34,315,716	35,377,568
30 Yr Pass Thru	3.000	03-01-43	350,474	374,254
30 Yr Pass Thru	3.000	03-01-43	2,630,411	2,795,737
30 Yr Pass Thru	3.000	04-01-43	440,567	469,084
30 Yr Pass Thru	3.000	12-01-45	962,391	1,024,082
30 Yr Pass Thru	3.000	10-01-46	1,055,857	1,121,031
30 Yr Pass Thru	3.000	10-01-46	802,540	849,219
30 Yr Pass Thru	3.000	12-01-46	2,792,463	2,947,031
30 Yr Pass Thru	3.000	12-01-46	735,549	782,929
30 Yr Pass Thru	3.000	04-01-47	492,145	520,463
30 Yr Pass Thru	3.000	04-01-47	5,941,795	6,225,149
30 Yr Pass Thru	3.000	09-01-49	6,768,815	7,083,148
30 Yr Pass Thru	3.000	10-01-49	4,686,277	4,901,191
30 Yr Pass Thru	3.000	10-01-49	2,497,916	2,609,544
30 Yr Pass Thru	3.000	12-01-49	9,229,253	9,671,544
30 Yr Pass Thru	3.000	12-01-49	8,598,034	8,921,408
30 Yr Pass Thru	3.000	01-01-50	14,573,148	15,271,534
30 Yr Pass Thru	3.000	02-01-50	8,332,328	8,645,709
30 Yr Pass Thru	3.500	02-01-42	760,963	819,888
30 Yr Pass Thru	3.500	04-01-44	468,470	507,985
30 Yr Pass Thru	3.500	07-01-46	1,086,443	1,157,739
30 Yr Pass Thru	3.500	10-01-46	1,198,478	1,289,738
30 Yr Pass Thru	3.500	11-01-46	1,143,612	1,222,162
30 Yr Pass Thru	3.500	12-01-46	539,081	577,793
30 Yr Pass Thru	3.500	01-01-47	4,038,171	4,339,512
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-47	941,059	$1,004,263
30 Yr Pass Thru	3.500	04-01-47	702,068	754,678
30 Yr Pass Thru	3.500	11-01-48	3,294,783	3,538,849
30 Yr Pass Thru	3.500	06-01-49	18,438	19,578
30 Yr Pass Thru	4.000	11-01-43	162,250	177,379
30 Yr Pass Thru	4.000	02-01-44	55,119	60,155
30 Yr Pass Thru	4.000	07-01-45	2,231,385	2,438,753
30 Yr Pass Thru	4.000	03-01-48	717,395	772,306
30 Yr Pass Thru	4.000	08-01-48	509,113	549,386
30 Yr Pass Thru	4.500	02-01-41	278,577	306,544
30 Yr Pass Thru	4.500	03-01-47	1,033,378	1,125,779
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	110,446	115,609
15 Yr Pass Thru	3.500	06-01-34	369,948	391,347
15 Yr Pass Thru	4.000	12-01-24	98,305	103,540
30 Yr Pass Thru	2.000	09-01-50	9,234,751	9,266,609
30 Yr Pass Thru	2.000	09-01-50	19,803,800	19,896,874
30 Yr Pass Thru	2.000	09-01-50	9,639,464	9,684,767
30 Yr Pass Thru	2.000	10-01-50	21,828,047	21,951,098
30 Yr Pass Thru	2.000	03-01-51	9,257,478	9,305,470
30 Yr Pass Thru	2.000	04-01-51	11,160,633	11,210,819
30 Yr Pass Thru (A)	2.500	TBA	139,392,000	142,876,800
30 Yr Pass Thru	2.500	09-01-50	22,875,452	23,601,174
30 Yr Pass Thru	2.500	12-01-50	61,689	63,482
30 Yr Pass Thru	3.000	12-01-42	725,717	772,798
30 Yr Pass Thru	3.000	04-01-43	2,264,022	2,397,460
30 Yr Pass Thru	3.000	12-01-45	1,659,015	1,746,944
30 Yr Pass Thru	3.000	08-01-46	1,069,540	1,131,240
30 Yr Pass Thru	3.000	10-01-46	1,212,249	1,286,500
30 Yr Pass Thru	3.000	01-01-47	1,441,294	1,528,944
30 Yr Pass Thru	3.000	02-01-47	836,215	890,204
30 Yr Pass Thru	3.000	10-01-47	1,710,576	1,808,187
30 Yr Pass Thru	3.000	12-01-47	6,146,418	6,435,690
30 Yr Pass Thru	3.000	11-01-48	1,281,136	1,348,237
30 Yr Pass Thru	3.000	11-01-48	5,430,326	5,669,774
30 Yr Pass Thru	3.000	12-01-48	819,816	858,399
30 Yr Pass Thru	3.000	09-01-49	4,262,508	4,424,354
30 Yr Pass Thru	3.000	09-01-49	2,128,916	2,245,077
30 Yr Pass Thru	3.000	10-01-49	1,076,052	1,116,909
30 Yr Pass Thru	3.000	10-01-49	3,295,498	3,462,953
30 Yr Pass Thru	3.000	11-01-49	13,559,665	14,184,057
30 Yr Pass Thru	3.000	11-01-49	2,027,450	2,138,075
30 Yr Pass Thru	3.000	11-01-49	1,751,825	1,833,177
30 Yr Pass Thru	3.500	01-01-42	566,527	608,753
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-42	1,139,180	$1,228,716
30 Yr Pass Thru	3.500	07-01-42	1,827,049	1,975,788
30 Yr Pass Thru	3.500	01-01-43	345,474	371,115
30 Yr Pass Thru	3.500	04-01-43	241,913	260,170
30 Yr Pass Thru	3.500	06-01-43	1,213,605	1,308,991
30 Yr Pass Thru	3.500	07-01-43	205,046	221,162
30 Yr Pass Thru	3.500	03-01-44	1,859,435	2,005,582
30 Yr Pass Thru	3.500	10-01-44	2,129,166	2,286,532
30 Yr Pass Thru	3.500	04-01-45	427,888	459,513
30 Yr Pass Thru	3.500	04-01-45	1,022,609	1,098,190
30 Yr Pass Thru	3.500	07-01-46	1,091,000	1,158,339
30 Yr Pass Thru	3.500	07-01-46	631,290	674,594
30 Yr Pass Thru	3.500	07-01-47	2,522,631	2,709,867
30 Yr Pass Thru	3.500	11-01-47	2,091,796	2,236,759
30 Yr Pass Thru	3.500	12-01-47	1,279,780	1,364,470
30 Yr Pass Thru	3.500	01-01-48	2,528,436	2,695,757
30 Yr Pass Thru	3.500	03-01-48	1,296,915	1,396,519
30 Yr Pass Thru	3.500	09-01-49	5,080,372	5,341,950
30 Yr Pass Thru	3.500	10-01-49	2,798,800	2,943,779
30 Yr Pass Thru	3.500	01-01-50	7,268,164	7,640,115
30 Yr Pass Thru	3.500	04-01-50	10,533,021	11,227,579
30 Yr Pass Thru	4.000	09-01-40	307,007	334,685
30 Yr Pass Thru	4.000	01-01-41	255,931	279,092
30 Yr Pass Thru	4.000	09-01-41	419,120	456,977
30 Yr Pass Thru	4.000	09-01-41	1,287,271	1,402,581
30 Yr Pass Thru	4.000	10-01-41	19,761	21,542
30 Yr Pass Thru	4.000	11-01-41	736,031	800,244
30 Yr Pass Thru	4.000	01-01-42	200,106	218,064
30 Yr Pass Thru	4.000	01-01-42	229,577	249,605
30 Yr Pass Thru	4.000	03-01-42	1,200,655	1,305,402
30 Yr Pass Thru	4.000	05-01-43	1,345,073	1,462,418
30 Yr Pass Thru	4.000	09-01-43	1,185,631	1,310,556
30 Yr Pass Thru	4.000	10-01-43	793,842	866,570
30 Yr Pass Thru	4.000	12-01-43	1,043,039	1,138,599
30 Yr Pass Thru	4.000	01-01-44	225,339	247,814
30 Yr Pass Thru	4.000	02-01-46	658,254	713,007
30 Yr Pass Thru	4.000	06-01-46	502,985	544,194
30 Yr Pass Thru	4.000	07-01-46	1,055,450	1,141,261
30 Yr Pass Thru	4.000	03-01-47	1,750,397	1,892,710
30 Yr Pass Thru	4.000	05-01-47	1,363,495	1,474,352
30 Yr Pass Thru	4.000	12-01-47	582,671	632,503
30 Yr Pass Thru	4.000	04-01-48	1,908,151	2,069,105
30 Yr Pass Thru	4.000	06-01-48	1,189,719	1,277,710
30 Yr Pass Thru	4.000	10-01-48	896,667	970,130
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-49	1,426,153	$1,531,854
30 Yr Pass Thru	4.000	09-01-49	3,583,549	3,826,750
30 Yr Pass Thru	4.500	08-01-40	544,868	603,847
30 Yr Pass Thru	4.500	08-01-40	283,819	314,834
30 Yr Pass Thru	4.500	12-01-40	204,393	224,835
30 Yr Pass Thru	4.500	05-01-41	217,942	239,739
30 Yr Pass Thru	4.500	05-01-41	377,258	414,990
30 Yr Pass Thru	4.500	06-01-41	393,950	433,352
30 Yr Pass Thru	4.500	07-01-41	220,376	242,417
30 Yr Pass Thru	4.500	11-01-41	59,122	65,035
30 Yr Pass Thru	4.500	12-01-41	1,147,915	1,262,726
30 Yr Pass Thru	4.500	05-01-42	536,710	590,390
30 Yr Pass Thru	4.500	04-01-48	718,573	780,281

30 Yr Pass Thru	4.500	07-01-48	1,382,830	1,485,917
Foreign government obligations 0.4%				$11,094,223
(Cost $10,489,416)
Qatar 0.2%				5,062,085
State of Qatar
Bond (B)	3.375	03-14-24	2,246,000	2,357,110
Bond (B)	5.103	04-23-48	2,030,000	2,704,975
Saudi Arabia 0.2%				6,032,138
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	5,274,000	6,032,138

Corporate bonds 38.9%				$1,119,352,994
(Cost $1,090,882,812)
Communication services 3.3%				96,172,252
Diversified telecommunication services 1.5%
AT&T, Inc.	2.300	06-01-27	2,223,000	2,257,698
AT&T, Inc.	3.100	02-01-43	12,171,000	11,745,433
AT&T, Inc.	3.500	06-01-41	4,291,000	4,408,589
AT&T, Inc.	3.650	06-01-51	1,268,000	1,316,534
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,627,075
Telefonica Emisiones SA	5.213	03-08-47	5,597,000	7,005,738
Verizon Communications, Inc.	3.000	03-22-27	788,000	832,039
Verizon Communications, Inc.	4.329	09-21-28	6,052,000	6,893,041
Verizon Communications, Inc.	4.400	11-01-34	2,569,000	3,011,715
Verizon Communications, Inc.	4.500	08-10-33	2,857,000	3,370,574
Media 1.2%
Charter Communications Operating LLC	3.900	06-01-52	2,840,000	2,869,509
Charter Communications Operating LLC	4.200	03-15-28	4,747,000	5,207,799
Charter Communications Operating LLC	4.800	03-01-50	5,315,000	5,986,790
Charter Communications Operating LLC	5.750	04-01-48	5,726,000	7,210,031
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	6.484	10-23-45	4,581,000	$6,260,443
Comcast Corp.	3.999	11-01-49	7,000	8,126
Comcast Corp.	4.150	10-15-28	7,055,000	7,986,223
Wireless telecommunication services 0.6%
T-Mobile USA, Inc.	2.050	02-15-28	4,443,000	4,376,948
T-Mobile USA, Inc.	2.550	02-15-31	1,698,000	1,674,146
T-Mobile USA, Inc.	3.750	04-15-27	2,291,000	2,463,072
T-Mobile USA, Inc.	3.875	04-15-30	4,862,000	5,284,236
T-Mobile USA, Inc.	4.500	04-15-50	2,887,000	3,376,493
Consumer discretionary 3.3%				94,758,370
Automobiles 1.1%
Daimler Finance North America LLC (B)	3.500	08-03-25	1,435,000	1,538,506
General Motors Company	5.400	04-01-48	2,250,000	2,885,154
General Motors Financial Company, Inc.	2.400	10-15-28	6,234,000	6,174,570
General Motors Financial Company, Inc.	3.600	06-21-30	7,090,000	7,513,949
General Motors Financial Company, Inc.	4.350	01-17-27	3,067,000	3,359,451
Hyundai Capital America (B)	1.000	09-17-24	3,107,000	3,065,965
Hyundai Capital America (B)	1.800	10-15-25	1,479,000	1,476,886
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,336,702
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	1,560,000	1,536,481
Nissan Motor Acceptance Company LLC (B)	3.450	03-15-23	1,805,000	1,856,752
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc.	4.625	04-13-30	3,682,000	4,309,083
Choice Hotels International, Inc.	3.700	12-01-29	2,485,000	2,633,330
Choice Hotels International, Inc.	3.700	01-15-31	2,048,000	2,153,595
Expedia Group, Inc.	2.950	03-15-31	2,244,000	2,266,945
Expedia Group, Inc.	3.250	02-15-30	3,446,000	3,550,846
Expedia Group, Inc.	3.800	02-15-28	5,771,000	6,155,369
Expedia Group, Inc.	4.625	08-01-27	3,068,000	3,427,014
Expedia Group, Inc.	5.000	02-15-26	3,893,000	4,356,341
Marriott International, Inc.	2.850	04-15-31	3,172,000	3,185,828
Marriott International, Inc.	3.500	10-15-32	1,829,000	1,924,045
Marriott International, Inc.	4.625	06-15-30	1,812,000	2,039,411
Marriott International, Inc.	4.650	12-01-28	4,641,000	5,231,577
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	3.150	08-22-27	5,300,000	5,705,487
Amazon.com, Inc.	4.050	08-22-47	3,223,000	3,964,743
eBay, Inc.	2.700	03-11-30	4,532,000	4,644,432
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	6,108,000	6,836,028
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	1,409,000	$1,629,880
Consumer staples 0.5%				15,313,601
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	3,600,000	4,409,208
Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,613,920
Constellation Brands, Inc.	3.150	08-01-29	1,175,000	1,238,959
Food products 0.3%
Cargill, Inc. (B)	2.125	04-23-30	1,167,000	1,168,790
JBS Finance Luxembourg Sarl (B)	3.625	01-15-32	6,950,000	6,882,724
Energy 3.0%				84,952,128
Oil, gas and consumable fuels 3.0%
Aker BP ASA (B)	2.875	01-15-26	1,818,000	1,890,748
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,849,247
Aker BP ASA (B)	4.000	01-15-31	3,792,000	4,125,168
Coterra Energy, Inc. (B)	4.375	06-01-24	1,845,000	1,961,158
Diamondback Energy, Inc.	3.125	03-24-31	1,927,000	1,964,299
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	2,638,000	2,734,442
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,723,000	3,013,136
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,076,000	3,390,162
Energy Transfer LP	4.200	04-15-27	1,758,000	1,897,962
Energy Transfer LP	5.150	03-15-45	3,026,000	3,452,083
Energy Transfer LP	5.250	04-15-29	6,155,000	7,039,554
Energy Transfer LP	5.400	10-01-47	1,949,000	2,320,062
Energy Transfer LP	5.500	06-01-27	2,674,000	3,058,148
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	5,140,000	5,284,994
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,970,000	2,775,822
Kinder Morgan, Inc.	4.300	03-01-28	1,342,000	1,489,846
Lundin Energy Finance BV (B)	2.000	07-15-26	1,961,000	1,948,671
Lundin Energy Finance BV (B)	3.100	07-15-31	2,785,000	2,814,129
Midwest Connector Capital Company LLC (B)	3.900	04-01-24	3,277,000	3,397,117
MPLX LP	4.000	03-15-28	2,333,000	2,535,645
MPLX LP	4.125	03-01-27	940,000	1,022,474
MPLX LP	4.250	12-01-27	1,721,000	1,894,133
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,501,000	2,744,065
Sabine Pass Liquefaction LLC	4.500	05-15-30	4,798,000	5,427,681
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,568,000	2,890,803
The Williams Companies, Inc.	3.750	06-15-27	3,336,000	3,610,399
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	4.550	06-24-24	6,025,000	$6,473,690
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,742,000	1,946,490
Financials 12.0%				346,847,298
Banks 6.5%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)	6.750	06-15-26	1,655,000	1,870,150
Banco Santander SA	4.379	04-12-28	2,345,000	2,632,942
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	4,395,000	4,335,492
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,126,000	4,160,206
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	6,689,000	6,773,497
Bank of America Corp.	3.248	10-21-27	4,690,000	4,971,499
Bank of America Corp.	3.950	04-21-25	4,221,000	4,529,070
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,896,000	6,612,161
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	5,380,000	6,040,126
Barclays PLC	4.375	01-12-26	2,621,000	2,866,565
BPCE SA (B)	4.500	03-15-25	2,385,000	2,576,491
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	2,023,000	2,031,759
Citigroup, Inc.	3.200	10-21-26	5,046,000	5,354,803
Citigroup, Inc.	4.600	03-09-26	5,965,000	6,591,004
Citizens Financial Group, Inc.	3.250	04-30-30	4,338,000	4,614,184
Credit Agricole SA (B)	2.811	01-11-41	2,047,000	1,941,731
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	4,362,202
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)	7.875	01-23-24	2,590,000	2,819,894
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)	6.375	03-30-25	637,000	684,711
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,748,000	4,792,441
JPMorgan Chase & Co.	2.950	10-01-26	5,078,000	5,353,540
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	4,265,000	4,405,179
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,358,000	4,732,406
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,318,000	$3,344,079
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,719,131
Lloyds Banking Group PLC	4.450	05-08-25	7,253,000	7,928,615
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)(D)	5.125	11-01-26	1,307,000	1,421,966
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,909,000	1,999,461
NatWest Markets PLC (B)	1.600	09-29-26	4,387,000	4,318,589
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (B)(C)	3.750	03-01-29	4,105,000	3,840,433
PNC Bank NA	4.050	07-26-28	944,000	1,066,733
Santander Holdings USA, Inc.	3.244	10-05-26	6,086,000	6,367,978
Santander Holdings USA, Inc.	3.450	06-02-25	5,456,000	5,756,278
Santander Holdings USA, Inc.	3.500	06-07-24	3,982,000	4,167,168
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,422,627
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	4,367,000	4,211,535
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(E)	3.804	02-01-22	3,342,000	3,329,467
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,659,000	1,685,743
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,635,000	6,721,031
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	4,989,000	5,174,709
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	3,025,000	3,112,062
Wells Fargo & Company	3.550	09-29-25	6,190,000	6,635,753
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	7,627,000	8,294,363
Zions Bancorp NA	3.250	10-29-29	5,717,000	5,975,840
Capital markets 2.9%
Ares Capital Corp.	2.150	07-15-26	4,132,000	4,080,613
Ares Capital Corp.	2.875	06-15-28	2,334,000	2,325,813
Ares Capital Corp.	3.875	01-15-26	2,992,000	3,149,468
Ares Capital Corp.	4.200	06-10-24	1,735,000	1,827,941
Bank of New York Mellon Corp.	0.850	10-25-24	10,017,000	9,944,073
Blackstone Private Credit Fund (B)	2.350	11-22-24	3,334,000	3,334,678
Cantor Fitzgerald LP (B)	4.875	05-01-24	3,670,000	3,947,681
Credit Suisse Group AG (B)	3.574	01-09-23	869,000	871,410
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG	0.962	11-08-23	4,438,000	$4,424,563
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	2,516,000	2,511,739
Hercules Capital, Inc.	2.625	09-16-26	2,212,000	2,182,243
Lazard Group LLC	4.375	03-11-29	1,660,000	1,871,820
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	2,174,230
Macquarie Bank, Ltd. (B)	4.875	06-10-25	3,310,000	3,635,472
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	8,052,072
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	5,006,000	4,844,351
Morgan Stanley	3.875	01-27-26	2,690,000	2,918,831
Oaktree Specialty Lending Corp.	2.700	01-15-27	4,974,000	4,926,945
SVB Financial Group	3.125	06-05-30	2,248,000	2,360,931
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	7,838,000	7,853,452
The Goldman Sachs Group, Inc.	3.850	01-26-27	6,461,000	6,924,949
Consumer finance 0.0%
Discover Financial Services	4.100	02-09-27	1,385,000	1,508,852
Diversified financial services 0.7%
GE Capital International Funding Company	4.418	11-15-35	6,172,000	7,459,675
Jefferies Group LLC	4.150	01-23-30	3,752,000	4,173,017
Jefferies Group LLC	4.850	01-15-27	3,841,000	4,381,740
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	4,262,000	4,439,555
Insurance 1.9%
Ascot Group, Ltd. (B)	4.250	12-15-30	1,723,000	1,779,586
Athene Holding, Ltd.	3.500	01-15-31	4,891,000	5,181,775
AXA SA	8.600	12-15-30	1,175,000	1,703,246
CNA Financial Corp.	2.050	08-15-30	1,296,000	1,272,372
CNO Financial Group, Inc.	5.250	05-30-29	3,808,000	4,399,307
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	3,627,699
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	1,649,000	2,440,698
New York Life Insurance Company (B)	3.750	05-15-50	1,853,000	2,133,643
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	4,758,000	4,609,313
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (B)	5.100	10-16-44	2,322,000	2,501,955
Ohio National Financial Services, Inc. (B)	5.800	01-24-30	1,240,000	1,423,896
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	8,462,000	$8,654,936
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	6,134,000	6,263,570
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,876,209
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,247,000	4,004,941
Unum Group	4.125	06-15-51	1,277,000	1,302,424
Health care 2.5%				70,828,323
Biotechnology 0.4%
AbbVie, Inc.	3.200	11-21-29	11,567,000	12,272,187
Health care providers and services 1.7%
AmerisourceBergen Corp.	2.800	05-15-30	3,206,000	3,293,763
Anthem, Inc.	2.250	05-15-30	1,161,000	1,157,283
Cottage Health Obligated Group	3.304	11-01-49	4,242,000	4,679,711
CVS Health Corp.	2.700	08-21-40	2,445,000	2,340,392
CVS Health Corp.	3.750	04-01-30	2,828,000	3,101,185
CVS Health Corp.	4.300	03-25-28	1,480,000	1,666,438
CVS Health Corp.	5.050	03-25-48	3,848,000	5,084,497
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,766,000	4,582,104
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	4,692,464
HCA, Inc.	4.125	06-15-29	4,639,000	5,098,755
HCA, Inc.	5.250	04-15-25	2,718,000	3,021,864
HCA, Inc.	5.250	06-15-26	3,128,000	3,519,575
Premier Health Partners	2.911	11-15-26	1,067,000	1,109,669
Universal Health Services, Inc. (B)	1.650	09-01-26	2,531,000	2,483,112
Universal Health Services, Inc. (B)	2.650	10-15-30	2,710,000	2,628,700
Pharmaceuticals 0.4%
Royalty Pharma PLC	1.750	09-02-27	1,449,000	1,416,522
Viatris, Inc.	2.300	06-22-27	1,492,000	1,500,149
Viatris, Inc.	2.700	06-22-30	3,363,000	3,357,960
Viatris, Inc.	4.000	06-22-50	3,547,000	3,821,993
Industrials 5.0%				143,340,060
Aerospace and defense 0.8%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	4,100,744
Huntington Ingalls Industries, Inc.	4.200	05-01-30	3,327,000	3,750,113
The Boeing Company	3.200	03-01-29	2,930,000	3,028,286
The Boeing Company	5.040	05-01-27	4,733,000	5,329,084
The Boeing Company	5.150	05-01-30	3,121,000	3,620,336
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.805	05-01-50	2,402,000	$3,239,842
Air freight and logistics 0.2%
GXO Logistics, Inc. (B)	2.650	07-15-31	6,335,000	6,251,505
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	596,800	602,768
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	706,349	683,680
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	4,267,069	4,778,041
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	470,938	464,003
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,038,748	2,042,216
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,516,125	1,572,561
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,144,531	1,141,680
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,191,406	2,279,332
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,760,560	1,703,713
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,061,117	1,019,060
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,604,997	1,629,983
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,544,000	1,497,393
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	1,806,365	1,885,748
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,636,531	1,648,825
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	910,089	981,241
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	1,280,440	1,487,850
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	142,695	144,834
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,381,145
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,789,390
Delta Air Lines, Inc. (D)	4.375	04-19-28	3,215,000	3,345,254
Delta Air Lines, Inc. (B)	4.500	10-20-25	695,000	728,582
Delta Air Lines, Inc. (B)	4.750	10-20-28	1,297,000	1,421,167
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,725,030	1,765,837
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,565,571	3,735,393
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,143,921	$3,159,651
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,896,227	1,882,002
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	417,213	423,430
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,402,628	1,514,182
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,999,719	6,526,194
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,414,350	1,477,996
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	360,784	369,541
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,484,139	2,618,593
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	1,346,562	1,343,204
Building products 0.1%
Owens Corning	3.950	08-15-29	2,453,000	2,685,812
Construction and engineering 0.1%
Quanta Services, Inc.	0.950	10-01-24	1,538,000	1,522,032
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	3,973,000	4,923,100
General Electric Company	5.550	01-05-26	4,261,000	4,969,523
Professional services 0.3%
CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	3,741,757
IHS Markit, Ltd. (B)	4.000	03-01-26	2,115,000	2,297,419
IHS Markit, Ltd. (B)	4.750	02-15-25	1,117,000	1,218,569
IHS Markit, Ltd.	4.750	08-01-28	1,814,000	2,099,705
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	1.650	10-29-24	4,521,000	4,512,846
AerCap Ireland Capital DAC	1.750	01-30-26	3,393,000	3,326,211
AerCap Ireland Capital DAC	2.450	10-29-26	4,585,000	4,596,535
AerCap Ireland Capital DAC	2.875	08-14-24	3,800,000	3,922,274
AerCap Ireland Capital DAC	3.650	07-21-27	1,195,000	1,264,925
Air Lease Corp.	2.100	09-01-28	1,609,000	1,556,649
Air Lease Corp.	2.875	01-15-26	1,578,000	1,619,531
Air Lease Corp.	3.625	12-01-27	1,206,000	1,270,097
Ashtead Capital, Inc. (B)	1.500	08-12-26	1,637,000	1,603,526
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	698,780
Ashtead Capital, Inc. (B)	4.375	08-15-27	1,500,000	1,560,000
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	1,343,000	1,338,137
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (B)	3.100	02-02-31	2,348,000	$2,248,233
Information technology 4.4%				127,772,185
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,046,000	3,969,248
Motorola Solutions, Inc.	2.750	05-24-31	3,563,000	3,580,915
Motorola Solutions, Inc.	4.600	05-23-29	1,161,000	1,331,860
IT services 0.4%
CGI, Inc. (B)	1.450	09-14-26	2,857,000	2,792,484
PayPal Holdings, Inc.	2.850	10-01-29	4,738,000	4,987,115
VeriSign, Inc.	2.700	06-15-31	4,755,000	4,797,890
Semiconductors and semiconductor equipment 2.2%
Broadcom, Inc. (B)	3.419	04-15-33	5,117,000	5,272,961
Broadcom, Inc.	4.750	04-15-29	11,994,000	13,609,949
Broadcom, Inc.	5.000	04-15-30	4,904,000	5,711,491
KLA Corp.	4.100	03-15-29	2,677,000	3,042,693
Lam Research Corp.	4.875	03-15-49	2,543,000	3,513,015
Marvell Technology, Inc.	2.450	04-15-28	3,912,000	3,938,461
Micron Technology, Inc.	4.185	02-15-27	7,714,000	8,446,676
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,340,792
Micron Technology, Inc.	5.327	02-06-29	6,574,000	7,732,865
NXP BV (B)	3.250	05-11-41	1,310,000	1,343,003
NXP BV (B)	3.875	06-18-26	4,590,000	4,973,924
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,882,757
Renesas Electronics Corp. (B)	1.543	11-26-24	2,459,000	2,458,056
Software 0.6%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,767,130
Citrix Systems, Inc.	1.250	03-01-26	4,717,000	4,571,103
Oracle Corp.	2.950	04-01-30	6,292,000	6,497,036
VMware, Inc.	4.700	05-15-30	4,271,000	4,956,122
Technology hardware, storage and peripherals 0.9%
CDW LLC	3.569	12-01-31	3,676,000	3,759,776
Dell International LLC	4.900	10-01-26	4,673,000	5,278,108
Dell International LLC	5.300	10-01-29	4,020,000	4,764,555
Dell International LLC	5.850	07-15-25	1,497,000	1,712,610
Dell International LLC	8.350	07-15-46	2,771,000	4,627,410
Hewlett Packard Enterprise Company	4.900	10-15-25	3,700,000	4,112,180
Materials 0.8%				21,906,293
Chemicals 0.1%
Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	2,601,000	3,007,406
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	2,395,000	$2,596,137
Containers and packaging 0.4%
Berry Global, Inc.	1.570	01-15-26	3,427,000	3,354,416
Colonial Enterprises, Inc. (B)	3.250	05-15-30	7,525,000	7,993,882
Metals and mining 0.2%
Anglo American Capital PLC (B)	4.750	04-10-27	2,495,000	2,778,574
Newmont Corp.	2.800	10-01-29	1,436,000	1,477,169
Paper and forest products 0.0%
Inversiones CMPC SA (B)	3.850	01-13-30	683,000	698,709
Real estate 2.4%				69,057,439
Equity real estate investment trusts 2.4%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,709,437
American Tower Corp.	3.550	07-15-27	5,019,000	5,367,717
American Tower Corp.	3.800	08-15-29	2,121,000	2,301,691
Crown Castle International Corp.	3.300	07-01-30	1,162,000	1,220,268
Crown Castle International Corp.	3.650	09-01-27	3,904,000	4,197,736
Crown Castle International Corp.	3.800	02-15-28	1,644,000	1,788,726
CyrusOne LP	2.150	11-01-30	1,403,000	1,376,203
CyrusOne LP	3.450	11-15-29	2,795,000	2,981,510
Equinix, Inc.	1.550	03-15-28	3,310,000	3,190,275
Equinix, Inc.	1.800	07-15-27	1,888,000	1,845,521
Equinix, Inc.	2.500	05-15-31	5,115,000	5,062,742
Equinix, Inc.	3.200	11-18-29	4,266,000	4,465,249
GLP Capital LP	5.375	04-15-26	2,920,000	3,239,273
Host Hotels & Resorts LP	3.375	12-15-29	3,827,000	3,924,614
Host Hotels & Resorts LP	3.500	09-15-30	2,433,000	2,491,824
Host Hotels & Resorts LP	3.875	04-01-24	5,971,000	6,272,666
Host Hotels & Resorts LP	4.000	06-15-25	4,759,000	5,048,422
Host Hotels & Resorts LP	4.500	02-01-26	1,798,000	1,945,457
SBA Tower Trust (B)	2.328	01-15-28	6,630,000	6,777,350
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,607,593
Ventas Realty LP	3.500	02-01-25	2,118,000	2,243,165
Utilities 1.7%				48,405,045
Electric utilities 1.0%
ABY Transmision Sur SA (B)	6.875	04-30-43	1,768,384	2,290,057
Emera US Finance LP	3.550	06-15-26	1,561,000	1,670,664
Engie Energia Chile SA (B)	3.400	01-28-30	2,750,000	2,753,465
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	531,382
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	4,000,000	4,317,567
NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,572,337
NRG Energy, Inc. (B)	4.450	06-15-29	1,913,000	2,086,340
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	$4,235,971
Vistra Operations Company LLC (B)	3.700	01-30-27	4,772,000	4,980,962
Vistra Operations Company LLC (B)	4.300	07-15-29	3,970,000	4,251,924
Gas utilities 0.1%
Infraestructura Energetica Nova SAB de CV (B)	4.750	01-15-51	3,520,000	3,440,096
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	1,924,116
Multi-utilities 0.5%
Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,521,191
NiSource, Inc.	1.700	02-15-31	9,529,000	8,950,108

NiSource, Inc.	3.600	05-01-30	1,749,000	1,878,865
Municipal bonds 1.6%				$45,855,729
(Cost $44,722,280)
Alabama Federal Aid Highway Finance Authority	1.547	09-01-27	5,135,000	5,174,231
City of New York, GO	0.982	08-01-25	4,500,000	4,450,691
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	3,151,858
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	5,409,282
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,703,872
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,713,000	3,122,438
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	160,000	186,057
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,482,362
Port Authority of New York & New Jersey	1.086	07-01-23	6,582,000	6,633,078
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	5,333,444
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	4,360,000	4,370,851

University of California	1.316	05-15-27	4,875,000	4,837,565
Collateralized mortgage obligations 7.9%				$228,878,888
(Cost $240,283,919)
Commercial and residential 6.8%				197,910,783
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(F)	0.990	04-25-53	2,051,162	2,044,505
Series 2021-2, Class A1 (B)(F)	0.985	04-25-66	1,466,521	1,453,313
Series 2021-4, Class A1 (B)(F)	1.035	01-20-65	3,084,760	3,054,615
Series 2021-5, Class A1 (B)(F)	0.951	07-25-66	3,612,718	3,574,970
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(F)	1.175	10-25-48	2,272,135	2,265,147
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	$1,255,008
Series 2015-200P, Class C (B)(F)	3.596	04-14-33	741,000	771,848
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,268,999
BBCMS Trust
Series 2015-MSQ, Class D (B)(F)	3.990	09-15-32	640,000	643,481
Series 2015-SRCH, Class D (B)(F)	4.957	08-10-35	1,607,000	1,762,191
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,440,672	2,486,067
Series 2019-B12, Class A2	3.001	08-15-52	2,470,000	2,552,824
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(F)	0.941	02-25-49	1,418,401	1,418,913
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (B)	0.896	01-10-35	11,465,000	10,312
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(E)	1.427	03-15-37	2,525,000	2,515,475
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(E)	1.036	10-15-37	2,760,890	2,765,853
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(E)	0.950	11-15-26	1,867,000	1,862,347
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(E)	1.200	09-15-36	2,653,000	2,629,733
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (B)(E)	1.606	01-15-34	715,000	706,977
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (B)(E)	1.196	08-15-36	3,517,000	3,508,353
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(E)	1.856	12-15-37	696,000	694,250
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	4,298,857
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (B)	3.341	05-10-36	2,389,000	2,492,578
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,251,000	1,320,349
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,703,241
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(F)	0.924	08-25-66	2,633,914	2,611,107
Series 2021-3, Class A1 (B)(F)	0.956	09-27-66	3,573,983	3,531,642
Series 2021-HX1, Class A1 (B)(F)	1.110	10-25-66	3,094,719	3,071,168
COLT Trust
Series 2020-RPL1, Class A1 (B)(F)	1.390	01-25-65	4,164,507	4,114,171
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	4,697,862	13,790
Series 2012-CR3, Class XA IO	1.843	10-15-45	8,319,757	63,717
Series 2014-CR15, Class XA IO	0.928	02-10-47	3,768,430	51,084
Series 2020-CX, Class D (B)(F)	2.683	11-10-46	1,509,000	1,456,896
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	25,757,127	$656,701
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(F)	4.394	08-10-30	1,135,000	1,157,024
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	408,083
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,768,688
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(E)	1.336	05-15-36	1,000,000	997,495
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(E)	1.706	05-15-36	2,230,000	2,227,002
Series 2020-NET, Class A (B)	2.257	08-15-37	763,000	771,289
Series 2021-AFC1, Class A1 (B)(F)	0.830	03-25-56	4,907,591	4,857,413
Series 2021-NQM2, Class A1 (B)(F)	1.179	02-25-66	2,446,767	2,432,760
Series 2021-NQM3, Class A1 (B)(F)	1.015	04-25-66	1,967,948	1,952,095
Series 2021-NQM5, Class A1 (B)(F)	0.938	05-25-66	1,923,121	1,897,901
Series 2021-NQM6, Class A1 (B)(F)	1.174	07-25-66	3,074,653	3,050,423
Series 2021-RPL2, Class A1A (B)(F)	1.115	01-25-60	4,855,604	4,742,907
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,039,000	3,039,488
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(F)	0.899	04-25-66	3,015,992	2,996,423
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(F)	0.797	02-25-66	1,232,373	1,223,835
Series 2021-2, Class A1 (B)(F)	0.931	06-25-66	2,139,620	2,120,020
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(F)	2.500	02-01-51	3,913,065	3,934,869
GCAT Trust
Series 2021-NQM1, Class A1 (B)(F)	0.874	01-25-66	2,219,497	2,202,855
Series 2021-NQM2, Class A1 (B)(F)	1.036	05-25-66	1,688,469	1,679,022
Series 2021-NQM3, Class A1 (B)(F)	1.091	05-25-66	2,773,076	2,754,506
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	3,525,000	3,584,868
Series 2015-590M, Class C (B)(F)	3.805	10-10-35	1,475,000	1,524,733
Series 2017-485L, Class C (B)(F)	3.982	02-10-37	1,005,000	1,049,551
Series 2019-GC40, Class A2	2.971	07-10-52	3,315,000	3,427,658
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,260,758
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(F)	1.382	09-27-60	682,463	679,957
Series 2021-NQM1, Class A1 (B)(F)	1.017	07-25-61	1,391,318	1,383,587
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(F)	1.071	06-25-56	1,672,503	1,653,169
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	450,042
Series 2017-APTS, Class CFX (B)(F)	3.497	06-15-34	575,000	590,639
Irvine Core Office Trust
Series 2013-IRV, Class A2 (B)(F)	3.174	05-15-48	2,503,736	2,574,975
JPMCC Commercial Mortgage Securities Trust
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	$4,515,823
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	6,194,904	30,169
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(E)	1.156	05-15-36	2,780,000	2,767,783
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(E)	0.806	03-15-38	2,594,000	2,588,739
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(E)	1.506	03-15-38	2,022,000	2,003,639
MFA Trust
Series 2020-NQM3, Class A1 (B)(F)	1.014	01-26-65	1,296,125	1,291,715
Series 2021-INV1, Class A1 (B)(F)	0.852	01-25-56	3,491,366	3,462,956
Series 2021-NQM1, Class A1 (B)(F)	1.153	04-25-65	1,826,175	1,819,642
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(E)	1.506	11-15-34	1,882,000	1,877,867
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(F)	4.316	01-15-43	520,000	548,044
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(F)	3.500	10-25-59	1,344,186	1,395,515
NMLT Trust
Series 2021-INV1, Class A1 (B)(F)	1.185	05-25-56	4,205,505	4,162,300
OBX Trust
Series 2020-EXP2, Class A3 (B)(F)	2.500	05-25-60	1,105,558	1,112,576
Series 2021-NQM2, Class A1 (B)(F)	1.101	05-25-61	2,957,238	2,943,587
Series 2021-NQM3, Class A1 (B)(F)	1.054	07-25-61	3,343,342	3,311,106
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	460,980
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(F)	2.000	01-25-36	3,466,861	3,476,093
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,660,000	4,720,245
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (B)(F)	1.486	04-25-65	976,290	978,913
Series 2021-2, Class A1 (B)(F)	0.943	05-25-65	2,264,455	2,251,484
Verus Securitization Trust
Series 2020-5, Class A1 (B)	1.218	05-25-65	976,446	975,079
Series 2021-1, Class A1 (B)(F)	0.815	01-25-66	2,383,462	2,361,205
Series 2021-3, Class A1 (B)(F)	1.046	06-25-66	3,016,211	2,991,078
Series 2021-4, Class A1 (B)(F)	0.938	07-25-66	1,479,521	1,463,244
Series 2021-5, Class A1 (B)(F)	1.013	09-25-66	2,630,396	2,592,995
Series 2021-R1, Class A1 (B)(F)	0.820	10-25-63	1,764,832	1,760,115
Series 2021-R2, Class A1 (B)(F)	0.918	02-25-64	1,759,012	1,751,656
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	3,410,659	3,400,035
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,838,868
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	1.874	11-15-45	3,785,876	$32,815
U.S. Government Agency 1.1%				30,968,105
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.285	12-25-21	1,803,673	2
Series K018, Class X1 IO	1.235	01-25-22	4,027,348	152
Series K021, Class X1 IO	1.400	06-25-22	2,293,657	4,178
Series K022, Class X1 IO	1.175	07-25-22	34,342,452	166,125
Series K030, Class X1 IO	0.166	04-25-23	191,043,190	382,946
Series K038, Class X1 IO	1.113	03-25-24	20,112,352	448,439
Series K048, Class X1 IO	0.236	06-25-25	88,710,522	674,023
Series K718, Class X1 IO	0.575	01-25-22	5,533,352	877
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	543,312	11,659
Series 2016-174, Class IO	0.858	11-16-56	5,527,408	292,598
Series 2017-109, Class IO	0.507	04-16-57	7,717,635	247,414
Series 2017-124, Class IO	0.677	01-16-59	4,386,752	192,523
Series 2017-140, Class IO	0.565	02-16-59	2,247,715	97,074
Series 2017-169, Class IO	0.614	01-16-60	6,809,847	306,109
Series 2017-20, Class IO	0.695	12-16-58	12,121,081	470,354
Series 2017-22, Class IO	0.773	12-16-57	1,238,571	58,815
Series 2017-41, Class IO	0.699	07-16-58	6,630,136	256,529
Series 2017-46, Class IO	0.641	11-16-57	6,682,095	296,117
Series 2017-61, Class IO	0.698	05-16-59	2,792,921	139,289
Series 2018-114, Class IO	0.571	04-16-60	4,984,322	262,945
Series 2018-158, Class IO	0.717	05-16-61	15,637,560	993,152
Series 2018-69, Class IO	0.566	04-16-60	2,613,428	151,225
Series 2018-9, Class IO	0.534	01-16-60	5,088,450	237,858
Series 2019-131, Class IO	0.922	07-16-61	7,278,772	461,501
Series 2020-100, Class IO	0.909	05-16-62	9,857,236	750,924
Series 2020-108, Class IO	0.933	06-16-62	28,466,461	2,105,109
Series 2020-114, Class IO	0.927	09-16-62	35,949,049	2,619,999
Series 2020-118, Class IO	1.047	06-16-62	23,183,705	1,798,462
Series 2020-119, Class IO	0.813	08-16-62	10,468,968	693,046
Series 2020-120, Class IO	0.853	05-16-62	25,852,953	1,969,967
Series 2020-137, Class IO	0.844	09-16-62	33,727,297	2,395,876
Series 2020-150, Class IO	0.984	12-16-62	17,064,685	1,380,414
Series 2020-170, Class IO	0.886	11-16-62	24,818,056	1,944,388
Series 2020-92, Class IO	1.016	02-16-62	21,436,170	1,659,387
Series 2021-10, Class IO	1.000	05-16-63	16,767,604	1,441,077
Series 2021-11, Class IO	1.022	12-16-62	25,436,722	2,207,694
Series 2021-3, Class IO	0.958	09-16-62	40,991,211	3,274,144

Series 2021-40, Class IO	0.843	02-16-63	7,538,937	575,714
26	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 16.5%				$475,700,632
(Cost $478,024,564)
Asset backed securities 16.5%				475,700,632
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,397,000	3,399,606
AGL CLO 5, Ltd.
Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) (B)(E)	1.311	07-20-34	2,887,678	2,888,140
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	4,491,000	4,446,836
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,200,994
AMSR Trust
Series 2020-SFR1, Class A (B)	1.819	04-17-37	2,349,745	2,355,855
Series 2020-SFR2, Class A (B)	1.632	07-17-37	5,654,000	5,616,760
Series 2020-SFR4, Class A (B)	1.355	11-17-37	4,134,000	4,040,304
Series 2021-SFR1, Class B (B)(F)	2.153	06-17-38	2,507,000	2,477,213
Series 2021-SFR4, Class A (B)	2.117	12-17-38	1,578,000	1,579,711
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	3,930,300	3,979,138
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	1,713,415	1,700,178
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,610,300	3,720,115
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	3,497,000	3,591,402
Series 2020-1A, Class A (B)	2.330	08-20-26	2,588,000	2,666,437
BA Credit Card Trust
Series 2021-A1, Class A1	0.440	09-15-26	5,940,000	5,864,290
Bain Capital Credit CLO, Ltd.
Series 2017-1A, Class BR (3 month LIBOR + 1.500%) (B)(E)	1.686	07-20-30	2,840,000	2,840,148
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (B)(E)	1.347	07-20-34	1,277,000	1,277,402
BCC Funding XIV LLC
Series 2018-1A, Class D (B)	4.610	08-21-23	1,750,000	1,752,346
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	4,448,000	4,442,973
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class AR (3 month LIBOR + 1.170%) (B)(E)	1.299	07-15-34	5,148,000	5,145,030
Bojangles Issuer LLC
Series 2020-1A, Class A2 (B)	3.832	10-20-50	1,958,000	2,007,377
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	1,282,946	1,324,072
CarMax Auto Owner Trust
Series 2020-3, Class A4	0.770	03-16-26	1,580,000	1,578,032
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,090,123	3,138,143
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Carvana Auto Receivables Trust
Series 2020-P1, Class A4	0.610	10-08-26	2,401,000	$2,368,700
CF Hippolyta LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,848,802	3,831,219
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,510,376	3,450,768
Chase Auto Credit Linked Notes
Series 2021-3, Class B (B)	0.760	02-26-29	2,180,585	2,170,885
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,678,466	4,635,087
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	3,811,883	3,727,991
CoreVest American Finance Trust
Series 2019-3, Class A (B)	2.705	10-15-52	737,575	754,911
Series 2020-3, Class A (B)	1.358	08-15-53	1,973,018	1,921,338
Series 2021-1, Class A (B)	1.569	04-15-53	2,877,989	2,824,383
Series 2021-2, Class A (B)	1.408	07-15-54	3,097,176	3,002,710
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	5,444,233
Series 2021-2A, Class A2 (B)	2.400	10-25-51	2,062,000	2,062,128
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,470,700	1,533,662
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,983,000	5,884,891
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,057,000	2,991,890
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,104,100	4,346,074
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,740,230	2,756,693
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,254,500	1,307,632
Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,646,998	2,693,479
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,326,000	3,272,588
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	1,103,569	1,112,869
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (B)	2.490	01-15-25	5,135,000	5,181,614
Series 2021-1A, Class C	0.740	01-15-26	1,671,000	1,669,012
FirstKey Homes Trust
Series 2020-SFR1, Class A (B)	1.339	08-17-37	4,479,514	4,399,204
Series 2020-SFR2, Class A (B)	1.266	10-19-37	4,877,087	4,766,605
Series 2021-SFR1, Class A (B)	1.538	08-17-38	3,970,126	3,904,511
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	4,169,912
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,128,913	2,202,656
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (B)	3.857	04-30-47	1,171,984	1,189,800
28	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	9,128,000	$9,640,979
Series 2018-2, Class A (B)	3.470	01-15-30	3,720,000	3,880,986
Series 2020-1, Class A (B)	2.040	08-15-31	4,361,000	4,454,902
Series 2021-1, Class A (B)	1.370	10-17-33	3,392,000	3,371,412
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	4,692,000	4,906,111
Series 2020-2, Class A	1.060	09-15-27	5,373,000	5,287,264
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	938,000	929,091
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (B)	2.900	04-15-26	3,908,000	4,069,787
Series 2020-1, Class A (B)	0.680	08-15-25	1,938,000	1,933,345
Golden Credit Card Trust
Series 2018-4A, Class A (B)	3.440	08-15-25	6,475,000	6,768,163
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,754,995
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,481,000	2,461,191
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 2.950%) (B)(E)	3.138	07-20-31	2,004,000	2,008,146
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	1,038,920	1,055,463
Series 2018-AA, Class A (B)	3.540	02-25-32	803,070	828,999
Home Partners of America Trust
Series 2019-1, Class A (B)	2.908	09-17-39	4,320,843	4,455,828
Series 2021-1, Class A (B)	1.698	09-17-41	4,625,681	4,557,146
Series 2021-2, Class A (B)	1.901	12-17-26	3,133,000	3,138,924
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,853,000	1,825,221
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	1,661,000	1,655,075
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,992,940	2,163,259
Series 2019-1A, Class A2I (B)	3.982	08-25-49	1,667,400	1,678,058
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (B)	2.730	10-25-48	561,377	569,540
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (B)(E)	1.125	07-27-31	4,864,000	4,864,302
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) (B)(E)	1.705	07-27-31	3,454,000	3,454,318
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,574,580
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	1,434,914	1,473,396
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (B)	3.910	12-15-45	622,635	650,060
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	1,416,116	$1,431,849
Series 2019-FA, Class A2 (B)	2.600	08-15-68	1,763,994	1,797,138
Series 2020-BA, Class A2 (B)	2.120	01-15-69	3,094,198	3,131,916
Series 2020-GA, Class A (B)	1.170	09-16-69	3,088,562	3,078,036
Series 2020-HA, Class A (B)	1.310	01-15-69	4,039,036	4,026,673
Series 2021-A, Class A (B)	0.840	05-15-69	3,645,548	3,601,295
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	2,782,654	2,715,279
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,766,050	4,819,535
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) (B)(E)	1.327	07-15-34	1,028,000	1,028,665
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) (B)(E)	1.818	07-15-34	1,022,000	1,022,325
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	4,601,395
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,418,000	1,419,190
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4	2.890	06-17-24	723,575	727,978
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (B)	3.610	05-25-23	247,027	246,825
Series 2018-FNT2, Class A (B)	3.790	07-25-54	172,631	172,793
Series 2020-PLS1, Class A (B)	3.844	12-25-25	963,213	966,821
Series 2021-FHT1, Class A (B)	3.104	07-25-26	897,370	895,605
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (B)(E)	1.288	07-15-34	3,831,000	3,832,234
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (B)(E)	1.353	10-15-34	2,150,000	2,146,098
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	1,335,408	1,365,647
Series 2020-1A, Class A2 (B)	3.101	02-15-28	3,372,000	3,412,435
Progress Residential Trust
Series 2020-SFR1, Class A (B)	1.732	04-17-37	2,350,000	2,338,794
Series 2020-SFR2, Class A (B)	2.078	06-17-37	1,041,000	1,045,444
Series 2021-SFR1, Class A (B)	1.052	04-17-38	3,106,000	3,007,933
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,717,000	6,634,447
Series 2021-SFR4, Class A (B)	1.558	05-17-38	3,109,429	3,058,101
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,770,000	4,668,615
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,602,000	1,564,459
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (B)	2.510	01-26-32	4,824,000	4,996,037
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	4,322,339
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,338,421
30	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
ServiceMaster Funding LLC
Series 2020-1, Class A2II (B)	3.337	01-30-51	4,785,835	$4,836,053
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,485,510	2,448,441
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,540,505	3,709,862
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (B)	3.690	09-20-35	360,452	372,022
Series 2019-1A, Class A (B)	3.200	01-20-36	472,152	484,200
Series 2021-1A, Class A (B)	0.990	11-20-37	2,749,986	2,728,658
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	52,214	52,432
Series 2016-A, Class A2A (B)	2.700	05-15-31	2,651,699	2,693,476
Series 2019-B, Class A2A (B)	2.840	06-15-37	3,225,741	3,317,226
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	2,835,374	2,828,257
Series 2021-A, Class APT2 (B)	1.070	01-15-53	2,120,347	2,062,986
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	744,379	761,818
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	3,047,425	3,171,449
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,320,625	2,491,096
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,514,802	2,450,674
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) (B)(E)	1.312	10-25-34	3,906,000	3,901,352
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) (B)(E)	1.782	10-25-34	1,324,000	1,321,013
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (B)(E)	1.000	01-15-33	3,948,000	3,948,000
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	850,469	828,778
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,151,000	5,063,258
Tallman Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.060%) (B)(E)	1.000	04-20-34	3,158,000	3,160,624
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	5,202,845	5,171,931
Series 2021-1A, Class A (B)	1.650	02-20-46	2,273,062	2,204,988
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(F)	3.399	10-25-53	912,000	$936,807
Series 2015-2, Class 1M2 (B)(F)	3.504	11-25-60	815,000	837,767
Series 2015-6, Class M2 (B)(F)	3.750	04-25-55	1,775,000	1,833,734
Series 2017-2, Class A1 (B)(F)	2.750	04-25-57	122,719	123,959
Series 2018-1, Class A1 (B)(F)	3.000	01-25-58	530,751	538,359
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	1,841,107	1,889,820
Series 2018-6, Class A1A (B)(F)	3.750	03-25-58	1,995,160	2,036,289
Series 2019-1, Class A1 (B)(F)	3.735	03-25-58	1,774,067	1,840,180
Series 2019-4, Class A1 (B)(F)	2.900	10-25-59	1,928,208	1,969,042
Series 2020-4, Class A1 (B)	1.750	10-25-60	2,151,316	2,152,118
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (B)	2.560	11-25-31	7,265,000	7,519,271
Series 2020-1A, Class A (B)	1.350	05-25-33	2,683,000	2,683,727
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A4	0.570	10-15-25	1,289,000	1,281,952
Tricon American Homes Trust
Series 2020-SFR1, Class A (B)	1.499	07-17-38	7,487,471	7,342,194
Series 2020-SFR2, Class A (B)	1.482	11-17-39	5,969,786	5,778,163
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	5,430,223	5,390,648
Series 2021-1A, Class A (B)	1.860	03-20-46	3,152,620	3,080,467
Vantage Data Centers LLC
Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,294,175	3,367,594
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	3,031,843
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,338,485
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	1,572,000	1,570,832
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	4,039,088	4,016,730
VSE VOI Mortgage LLC
Series 2017-A, Class A (B)	2.330	03-20-35	1,082,425	1,097,420
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,917,688	2,877,035
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	717,502	705,119
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	5,225,740	5,318,539
World Omni Auto Receivables Trust
Series 2021-B, Class A4	0.690	06-15-27	5,567,000	5,474,335
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	4,133,640	4,224,799

32	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.0%		$140,450
(Cost $148,898)
Utilities 0.0%		140,450
Multi-utilities 0.0%

Dominion Energy, Inc.	1,488	140,450
Preferred securities 0.1%		$2,020,135
(Cost $1,845,380)
Financials 0.0%		348,913
Banks 0.0%
Wells Fargo & Company, 7.500%	238	348,913
Utilities 0.1%		1,671,222
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	26,150	1,414,454
The Southern Company, 6.750%	2,638	132,032
Multi-utilities 0.0%
DTE Energy Company, 6.250%	2,582	124,736

	Yield (%)	Shares	Value
Short-term investments 5.5%			$158,447,336
(Cost $158,447,209)
Short-term funds 0.1%			3,291,336
John Hancock Collateral Trust (G)	0.0000(H)	328,966	3,291,336

	Par value^	Value
Repurchase agreement 5.4%		155,156,000
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $155,156,000 on 12-1-21, collateralized by $135,716,700 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $158,259,218)	155,156,000	155,156,000

Total investments (Cost $2,995,493,068) 104.9%	$3,020,038,781
Other assets and liabilities, net (4.9%)	(140,026,097)
Total net assets 100.0%	$2,880,012,684

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	33

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $837,346,295 or 29.1% of the fund’s net assets as of 11-30-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 11-30-21.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 11-30-21.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $3,006,161,326. Net unrealized appreciation aggregated to $13,877,455, of which $46,106,450 related to gross unrealized appreciation and $32,228,995 related to gross unrealized depreciation.
34	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,992,201,859) including $3,229,012 of securities loaned	$3,016,747,445
Affiliated investments, at value (Cost $3,291,209)	3,291,336
Total investments, at value (Cost $2,995,493,068)	3,020,038,781
Cash	3,471,794
Dividends and interest receivable	13,403,865
Receivable for fund shares sold	6,328,696
Receivable for investments sold	1,332,438
Receivable for securities lending income	754
Other assets	204,502
Total assets	3,044,780,830
Liabilities
Distributions payable	289,286
Payable for investments purchased	10,415,299
Payable for delayed delivery securities purchased	143,150,671
Payable for fund shares repurchased	6,778,899
Payable upon return of securities loaned	3,295,285
Payable to affiliates
Investment management fees	912
Accounting and legal services fees	141,463
Transfer agent fees	193,103
Distribution and service fees	17,806
Trustees’ fees	699
Other liabilities and accrued expenses	484,723
Total liabilities	164,768,146
Net assets	$2,880,012,684
Net assets consist of
Paid-in capital	$2,860,270,818
Total distributable earnings (loss)	19,741,866
Net assets	$2,880,012,684

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	35

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($630,929,464 ÷ 58,066,683 shares)[1]	$10.87
Class C ($19,520,340 ÷ 1,796,393 shares)[1]	$10.87
Class I ($1,345,234,592 ÷ 123,754,470 shares)	$10.87
Class R2 ($8,377,079 ÷ 770,797 shares)	$10.87
Class R4 ($379,837 ÷ 34,943 shares)	$10.87
Class R6 ($875,571,372 ÷ 80,545,263 shares)	$10.87
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.32

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
36	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$33,065,573
Dividends	57,316
Securities lending	7,074
Less foreign taxes withheld	(14)
Total investment income	33,129,949
Expenses
Investment management fees	5,546,879
Distribution and service fees	910,198
Accounting and legal services fees	239,215
Transfer agent fees	1,157,344
Trustees’ fees	21,608
Custodian fees	172,127
State registration fees	97,832
Printing and postage	71,378
Professional fees	55,947
Other	102,170
Total expenses	8,374,698
Less expense reductions	(943,873)
Net expenses	7,430,825
Net investment income	25,699,124
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	12,724,604
Affiliated investments	(407)
12,724,197
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(12,823,573)
Affiliated investments	(280)
(12,823,853)
Net realized and unrealized loss	(99,656)
Increase in net assets from operations	$25,599,468
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	37

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$25,699,124	$48,602,055
Net realized gain	12,724,197	15,212,655
Change in net unrealized appreciation (depreciation)	(12,823,853)	(22,410,021)
Increase in net assets resulting from operations	25,599,468	41,404,689
Distributions to shareholders
From earnings
Class A	(5,957,303)	(19,010,005)
Class B1	—	(3,598)
Class C	(120,836)	(639,579)
Class I	(14,152,732)	(43,374,990)
Class R2	(74,880)	(182,628)
Class R4	(4,317)	(16,790)
Class R6	(9,563,422)	(25,422,453)
Total distributions	(29,873,490)	(88,650,043)
From fund share transactions	141,006,125	715,636,016
Total increase	136,732,103	668,390,662
Net assets
Beginning of period	2,743,280,581	2,074,889,919
End of period	$2,880,012,684	$2,743,280,581

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
38	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.88	$11.02	$10.50	$10.17	$10.48	$10.53
Net investment income[2]	0.09	0.19	0.23	0.27	0.24	0.23
Net realized and unrealized gain (loss) on investments	—[3]	0.03[4]	0.57	0.35	(0.28)	—[3]
Total from investment operations	0.09	0.22	0.80	0.62	(0.04)	0.23
Less distributions
From net investment income	(0.10)	(0.23)	(0.28)	(0.29)	(0.27)	(0.28)
From net realized gain	—	(0.13)	—	—	—	—
Total distributions	(0.10)	(0.36)	(0.28)	(0.29)	(0.27)	(0.28)
Net asset value, end of period	$10.87	$10.88	$11.02	$10.50	$10.17	$10.48
Total return (%)[5,6]	0.86[7]	1.96	7.70	6.24	(0.35)	2.24
Ratios and supplemental data
Net assets, end of period (in millions)	$631	$610	$520	$374	$335	$341
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[8]	0.82	0.84	0.85	0.85	0.87
Expenses including reductions	0.74[8]	0.75	0.76	0.78	0.78	0.80
Net investment income	1.61[8]	1.70	2.18	2.65	2.35	2.18
Portfolio turnover (%)	61	122	151	111	80	83

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	39

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.88	$11.02	$10.50	$10.18	$10.49	$10.53
Net investment income[2]	0.05	0.11	0.15	0.19	0.17	0.15
Net realized and unrealized gain (loss) on investments	—[3]	0.03[4]	0.57	0.35	(0.28)	0.01
Total from investment operations	0.05	0.14	0.72	0.54	(0.11)	0.16
Less distributions
From net investment income	(0.06)	(0.15)	(0.20)	(0.22)	(0.20)	(0.20)
From net realized gain	—	(0.13)	—	—	—	—
Total distributions	(0.06)	(0.28)	(0.20)	(0.22)	(0.20)	(0.20)
Net asset value, end of period	$10.87	$10.88	$11.02	$10.50	$10.18	$10.49
Total return (%)[5,6]	0.49[7]	1.20	6.90	5.35	(1.09)	1.57
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$22	$26	$19	$22	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[8]	1.57	1.59	1.60	1.60	1.62
Expenses including reductions	1.49[8]	1.50	1.51	1.53	1.53	1.55
Net investment income	0.85[8]	0.95	1.42	1.90	1.59	1.43
Portfolio turnover (%)	61	122	151	111	80	83

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
40	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.89	$11.02	$10.50	$10.18	$10.49	$10.53
Net investment income[2]	0.10	0.22	0.26	0.29	0.26	0.26
Net realized and unrealized gain (loss) on investments	—[3]	0.04[4]	0.57	0.35	(0.27)	0.01
Total from investment operations	0.10	0.26	0.83	0.64	(0.01)	0.27
Less distributions
From net investment income	(0.12)	(0.26)	(0.31)	(0.32)	(0.30)	(0.31)
From net realized gain	—	(0.13)	—	—	—	—
Total distributions	(0.12)	(0.39)	(0.31)	(0.32)	(0.30)	(0.31)
Net asset value, end of period	$10.87	$10.89	$11.02	$10.50	$10.18	$10.49
Total return (%)[5]	0.90[6]	2.31	7.97	6.38	(0.10)	2.60
Ratios and supplemental data
Net assets, end of period (in millions)	$1,345	$1,309	$930	$130	$115	$360
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[7]	0.57	0.59	0.61	0.60	0.60
Expenses including reductions	0.49[7]	0.50	0.51	0.55	0.53	0.53
Net investment income	1.85[7]	1.94	2.39	2.87	2.52	2.50
Portfolio turnover (%)	61	122	151	111	80	83

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	41

CLASS R2 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.88	$11.02	$10.50	$10.17	$10.49	$10.53
Net investment income[2]	0.08	0.17	0.22	0.25	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.01	0.03[3]	0.57	0.36	(0.29)	0.01
Total from investment operations	0.09	0.20	0.79	0.61	(0.06)	0.23
Less distributions
From net investment income	(0.10)	(0.21)	(0.27)	(0.28)	(0.26)	(0.27)
From net realized gain	—	(0.13)	—	—	—	—
Total distributions	(0.10)	(0.34)	(0.27)	(0.28)	(0.26)	(0.27)
Net asset value, end of period	$10.87	$10.88	$11.02	$10.50	$10.17	$10.49
Total return (%)[4]	0.79[5]	1.82	7.57	6.08	(0.60)	2.24
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$6	$—[6]	$—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.97	0.98	1.00	1.00	0.97
Expenses including reductions	0.89[7]	0.89	0.90	0.93	0.93	0.90
Net investment income	1.46[7]	1.56	2.01	2.50	2.17	2.13
Portfolio turnover (%)	61	122	151	111	80	83

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
42	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.89	$11.02	$10.50	$10.18	$10.49	$10.54
Net investment income[2]	0.09	0.20	0.25	0.28	0.26	0.24
Net realized and unrealized gain (loss) on investments	—[3]	0.04[4]	0.56	0.34	(0.28)	0.01
Total from investment operations	0.09	0.24	0.81	0.62	(0.02)	0.25
Less distributions
From net investment income	(0.11)	(0.24)	(0.29)	(0.30)	(0.29)	(0.30)
From net realized gain	—	(0.13)	—	—	—	—
Total distributions	(0.11)	(0.37)	(0.29)	(0.30)	(0.29)	(0.30)
Net asset value, end of period	$10.87	$10.89	$11.02	$10.50	$10.18	$10.49
Total return (%)[5]	0.82[6]	2.17	7.82	6.24	(0.22)	2.46
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$1	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[8]	0.81	0.83	0.85	0.82	0.85
Expenses including reductions	0.64[8]	0.64	0.64	0.68	0.65	0.68
Net investment income	1.70[8]	1.81	2.29	2.76	2.46	2.29
Portfolio turnover (%)	61	122	151	111	80	83

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	43

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.89	$11.02	$10.51	$10.18	$10.49	$10.54
Net investment income[2]	0.11	0.23	0.27	0.30	0.29	0.27
Net realized and unrealized gain (loss) on investments	(0.01)	0.04[3]	0.56	0.36	(0.29)	—[4]
Total from investment operations	0.10	0.27	0.83	0.66	—	0.27
Less distributions
From net investment income	(0.12)	(0.27)	(0.32)	(0.33)	(0.31)	(0.32)
From net realized gain	—	(0.13)	—	—	—	—
Total distributions	(0.12)	(0.40)	(0.32)	(0.33)	(0.31)	(0.32)
Net asset value, end of period	$10.87	$10.89	$11.02	$10.51	$10.18	$10.49
Total return (%)[5]	0.95[6]	2.42	7.99	6.60	0.00	2.62
Ratios and supplemental data
Net assets, end of period (in millions)	$876	$795	$591	$379	$358	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[7]	0.47	0.48	0.50	0.50	0.51
Expenses including reductions	0.39[7]	0.39	0.40	0.43	0.43	0.43
Net investment income	1.96[7]	2.05	2.53	3.00	2.76	2.57
Portfolio turnover (%)	61	122	151	111	80	83

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
44	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	45

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$978,548,394	—	$978,548,394	—
Foreign government obligations	11,094,223	—	11,094,223	—
Corporate bonds	1,119,352,994	—	1,119,352,994	—
Municipal bonds	45,855,729	—	45,855,729	—
Collateralized mortgage obligations	228,878,888	—	228,878,888	—
Asset backed securities	475,700,632	—	475,700,632	—
Common stocks	140,450	$140,450	—	—
Preferred securities	2,020,135	2,020,135	—	—
Short-term investments	158,447,336	3,291,336	155,156,000	—
Total investments in securities	$3,020,038,781	$5,451,921	$3,014,586,860	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
46	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	47

The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2021, the fund loaned securities valued at $3,229,012 and received $3,295,285 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $5,739.
48	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	49

of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$209,581
Class C	7,029
Class I	440,379
Class R2	2,859
Class	Expense reduction
Class R4	$144
Class R6	283,665
Total	$943,657

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
50	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $216 for Class R4 shares for the six months ended November 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $270,679 for the six months ended November 30, 2021. Of this amount, $39,078 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $231,601 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $10,965 and $1,611 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$783,208	$357,020
Class C	104,916	11,962
Class I	—	750,716
Class R2	21,313	374
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Class	Distribution and service fees	Transfer agent fees
Class R4	$761	$19
Class R6	—	37,253
Total	$910,198	$1,157,344
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,001,817	$65,703,386	16,047,845	$178,454,383
Distributions reinvested	527,114	5,771,258	1,653,304	18,380,269
Repurchased	(4,487,636)	(49,093,947)	(8,854,810)	(97,952,121)
Net increase	2,041,295	$22,380,697	8,846,339	$98,882,531
Class B shares
Sold	—	—	251	$2,815
Distributions reinvested	—	—	285	3,201
Repurchased	—	—	(82,149)	(920,469)
Net decrease	—	—	(81,613)	$(914,453)
Class C shares
Sold	107,429	$1,176,679	884,921	$9,870,312
Distributions reinvested	10,396	113,873	53,927	600,393
Repurchased	(353,789)	(3,875,150)	(1,294,064)	(14,389,512)
Net decrease	(235,964)	$(2,584,598)	(355,216)	$(3,918,807)
Class I shares
Sold	26,734,827	$291,968,580	81,166,979	$904,519,626
Distributions reinvested	1,144,446	12,534,252	3,489,058	38,794,632
Repurchased	(24,410,167)	(267,174,955)	(48,778,089)	(538,691,008)
Net increase	3,469,106	$37,327,877	35,877,948	$404,623,250
Class R2 shares
Sold	266,753	$2,902,908	172,455	$1,913,986
Distributions reinvested	447	4,896	2,377	26,501
Repurchased	(81,543)	(893,091)	(146,866)	(1,638,363)
Net increase	185,657	$2,014,713	27,966	$302,124
52	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	3,733	$40,853	16,539	$183,966
Distributions reinvested	393	4,302	1,508	16,790
Repurchased	(10,449)	(114,584)	(41,121)	(460,444)
Net decrease	(6,323)	$(69,429)	(23,074)	$(259,688)
Class R6 shares
Sold	14,262,491	$156,246,123	29,990,560	$333,057,679
Distributions reinvested	867,624	9,501,667	2,268,335	25,217,637
Repurchased	(7,653,652)	(83,810,925)	(12,766,215)	(141,354,257)
Net increase	7,476,463	$81,936,865	19,492,680	$216,921,059
Total net increase	12,930,234	$141,006,125	63,785,030	$715,636,016
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$541,160
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $429,119,986 and $465,441,262, respectively, for the six months ended November 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $1,330,009,124 and $1,234,315,896, respectively, for the six months ended November 30, 2021.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	328,966	$4,393,938	$41,636,215	$(42,738,130)	$(407)	$(280)	$7,074	—	$3,291,336

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR,
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LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
54	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
56	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including that the fund’s expenses had declined over the prior year due in part to a lower expense cap. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light
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of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
58	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
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present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
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Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
62	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291v, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949190	55SA 11/21
1/2022

Semiannual report
John Hancock
High Yield Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
24	Financial statements
27	Financial highlights
32	Notes to financial statements
43	Evaluation of advisory and subadvisory agreements by the Board of Trustees
50	More information
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. High Yield Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	3

TOP 10 ISSUERS AS OF 11/30/2021 (% of net assets)
SoftBank Group Corp.	1.7
CCO Holdings LLC	1.6
Sprint Corp.	1.6
Occidental Petroleum Corp.	1.6
Ford Motor Company	1.5
Uber Technologies, Inc.	1.3
Netflix, Inc.	1.3
Altice	1.1
Radiate Holdco LLC	1.1
Cheniere Energy Partners LP	1.0
TOTAL	13.8
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 11/30/2021 (% of net assets)
United States	84.5
Canada	4.6
Luxembourg	2.5
Japan	1.7
Ireland	1.4
France	1.2
Other countries	4.1
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21
Class A	0.67	4.32	6.33	-3.37	23.56	84.73	3.48	3.47
Class C	3.05	4.38	6.00	-0.81	23.91	79.05	2.86	2.85
Class I1	5.40	5.48	7.08	0.67	30.59	98.13	3.87	3.86
Class R6[1,2]	5.51	5.60	6.95	0.72	31.29	95.85	3.97	3.96
Class NAV[1,2]	5.52	5.61	7.12	0.73	31.36	98.84	3.98	3.98
Index††	5.39	6.12	6.79	1.09	34.56	92.81	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	0.92	1.67	0.67	0.56	0.55
Net (%)	0.91	1.66	0.66	0.55	0.54
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the ICE BofA U.S. High Yield Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA U.S. High Yield Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-11	17,905	17,905	19,281
Class I1	11-30-11	19,813	19,813	19,281
Class R6[1,2]	11-30-11	19,585	19,585	19,281
Class NAV[1,2]	11-30-11	19,884	19,884	19,281
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. High Yield Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R6 shares were first offered on 10-31-16; Class NAV shares were first offered on 10-21-13. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,005.50	$4.52	0.90%
	Hypothetical example	1,000.00	1,020.60	4.56	0.90%
Class C	Actual expenses/actual returns	1,000.00	1,001.70	8.28	1.65%
	Hypothetical example	1,000.00	1,016.80	8.34	1.65%
Class I	Actual expenses/actual returns	1,000.00	1,006.70	3.27	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class R6	Actual expenses/actual returns	1,000.00	1,007.20	2.77	0.55%
	Hypothetical example	1,000.00	1,022.30	2.79	0.55%
Class NAV	Actual expenses/actual returns	1,000.00	1,007.30	2.72	0.54%
	Hypothetical example	1,000.00	1,022.40	2.74	0.54%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 88.4%				$1,274,833,563
(Cost $1,248,630,324)
Communication services 21.4%				309,173,955
Diversified telecommunication services 3.5%
Cablevision Lightpath LLC (A)	3.875	09-15-27	2,420,000	2,350,425
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	7,234,950
Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	3,112,500
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,894,311
GCI LLC (A)	4.750	10-15-28	3,905,000	3,997,158
Iliad Holding SASU (A)	6.500	10-15-26	5,360,000	5,481,565
Level 3 Financing, Inc. (A)	4.625	09-15-27	3,965,000	4,016,545
Radiate Holdco LLC (A)	6.500	09-15-28	7,930,000	7,689,721
Telecom Italia Capital SA	6.000	09-30-34	4,850,000	4,886,375
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,762,250
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	4,215,000	3,967,369
Entertainment 4.1%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (A)	12.000	06-15-26	6,235,000	6,336,319
Cinemark USA, Inc. (A)	8.750	05-01-25	5,250,000	5,578,125
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	6,045,000	6,120,563
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,250,000	9,250,000
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	6,143,190
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	5,855,454
Netflix, Inc.	6.375	05-15-29	4,900,000	6,080,631
Playtika Holding Corp. (A)	4.250	03-15-29	4,121,000	3,910,293
ROBLOX Corp. (A)	3.875	05-01-30	3,935,000	3,944,838
WMG Acquisition Corp. (A)	3.000	02-15-31	2,995,000	2,820,481
WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	3,007,500
Interactive media and services 1.7%
ANGI Group LLC (A)	3.875	08-15-28	6,430,000	6,107,471
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	4,330,738
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,531,000
Twitter, Inc. (A)	3.875	12-15-27	4,752,000	4,953,960
ZoomInfo Technologies LLC (A)	3.875	02-01-29	6,565,000	6,423,344
Media 7.8%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,804,535
Altice Financing SA (A)	5.750	08-15-29	2,405,000	2,290,558
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	2,698,538
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,380,622
Altice France SA (A)	5.500	10-15-29	4,550,000	4,390,750
Austin BidCo, Inc. (A)	7.125	12-15-28	4,200,000	4,311,405
Cable One, Inc. (A)	4.000	11-15-30	4,384,000	4,219,600
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	4.250	01-15-34	4,980,000	$4,790,760
CCO Holdings LLC (A)	4.500	08-15-30	7,500,000	7,559,588
CCO Holdings LLC (A)	4.500	06-01-33	4,480,000	4,412,800
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	6,175,710
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	2,783,000	2,900,686
CSC Holdings LLC (A)	6.500	02-01-29	4,800,000	5,074,752
DISH DBS Corp.	5.875	07-15-22	4,560,000	4,617,000
Gannett Holdings LLC (A)	6.000	11-01-26	3,970,000	3,973,494
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	8,719,167
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,400,000	5,598,396
Midas OpCo Holdings LLC (A)	5.625	08-15-29	8,800,000	8,866,000
National CineMedia LLC	5.750	08-15-26	3,500,000	2,738,750
National CineMedia LLC (A)	5.875	04-15-28	5,000,000	4,471,000
Sirius XM Radio, Inc. (A)	3.875	09-01-31	4,980,000	4,718,550
Sirius XM Radio, Inc. (A)	4.000	07-15-28	4,850,000	4,795,438
Townsquare Media, Inc. (A)	6.875	02-01-26	4,253,000	4,459,908
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	3,787,850
Wireless telecommunication services 4.3%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	3,994,410
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	20,667,000	20,227,808
Sprint Communications, Inc.	6.000	11-15-22	6,980,000	7,259,200
Sprint Corp.	7.125	06-15-24	9,175,000	10,280,863
Sprint Corp.	7.875	09-15-23	4,750,000	5,219,063
T-Mobile USA, Inc.	2.625	02-15-29	3,813,000	3,679,545
T-Mobile USA, Inc.	3.375	04-15-29	3,650,000	3,672,813
U.S. Cellular Corp.	6.700	12-15-33	6,000,000	7,297,320
Consumer discretionary 15.1%				217,552,750
Auto components 1.6%
American Axle & Manufacturing, Inc.	5.000	10-01-29	4,200,000	3,984,750
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	5,433,323
Dealer Tire LLC (A)	8.000	02-01-28	4,000,000	4,060,000
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29	3,350,000	3,496,898
The Goodyear Tire & Rubber Company	5.250	04-30-31	3,235,000	3,411,308
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,155,000
Automobiles 1.9%
Ford Motor Company	3.250	02-12-32	1,187,000	1,187,000
Ford Motor Company	4.750	01-15-43	8,000,000	8,560,000
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,992,625
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	10,450,000
Thor Industries, Inc. (A)	4.000	10-15-29	5,000,000	4,897,500
10	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 1.1%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	$4,296,113
Sotheby’s (A)	7.375	10-15-27	4,930,000	5,151,850
Stena International SA (A)	6.125	02-01-25	3,400,000	3,485,000
StoneMor, Inc. (A)	8.500	05-15-29	3,370,000	3,471,100
Hotels, restaurants and leisure 7.5%
Affinity Gaming (A)	6.875	12-15-27	5,870,000	6,016,750
Caesars Entertainment, Inc. (A)	4.625	10-15-29	4,160,000	4,056,000
Caesars Resort Collection LLC (A)	5.750	07-01-25	1,425,000	1,480,133
Carnival Corp. (A)	6.000	05-01-29	3,911,000	3,800,847
Carnival Corp. (A)	7.625	03-01-26	4,080,000	4,183,999
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,924,213
Dave & Buster’s, Inc. (A)	7.625	11-01-25	4,296,000	4,553,760
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	4,264,000
Great Canadian Gaming Corp. (A)	4.875	11-01-26	3,115,000	3,154,374
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	4,572,000	4,526,280
International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,440,719
International Game Technology PLC (A)	6.500	02-15-25	3,660,000	3,971,100
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	5,590,000	5,701,800
Life Time, Inc. (A)	5.750	01-15-26	3,490,000	3,533,625
Life Time, Inc. (A)	8.000	04-15-26	1,900,000	1,947,500
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	1,027,866
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	1,542,000	1,601,059
MGM Resorts International	6.000	03-15-23	4,500,000	4,685,085
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	7,500,000	7,432,125
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	3,540,000	3,586,144
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	3,177,261
New Red Finance, Inc. (A)	4.375	01-15-28	4,895,000	4,870,525
Premier Entertainment Sub LLC (A)	5.625	09-01-29	4,960,000	4,960,000
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	4,500,038
Travel + Leisure Company	6.600	10-01-25	6,325,000	6,894,250
Travel + Leisure Company (A)	6.625	07-31-26	2,760,000	2,986,085
Waterford Gaming LLC (A)(C)(D)	8.625	09-15-14	1,585,205	0
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	3,268,498
Yum! Brands, Inc. (A)	7.750	04-01-25	2,800,000	2,951,368
Household durables 0.5%
KB Home	4.000	06-15-31	4,166,000	4,207,202
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	2,910,000	3,120,975
Multiline retail 0.4%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,840,210
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,776,619
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 1.8%
Carvana Company (A)	5.625	10-01-25	4,180,000	$4,182,675
Carvana Company (A)	5.875	10-01-28	1,550,000	1,555,813
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,783,920
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	5,292,028
Lithia Motors, Inc. (A)	4.375	01-15-31	4,175,000	4,357,656
The Michaels Companies, Inc. (A)	5.250	05-01-28	3,430,000	3,393,573
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	3,374,500
Textiles, apparel and luxury goods 0.3%
Kontoor Brands, Inc. (A)	4.125	11-15-29	4,150,000	4,139,708
Consumer staples 3.7%				53,549,717
Food and staples retailing 1.0%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	4,400,000	4,502,256
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	4,251,320
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,627,301
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	3,290,300
Food products 2.3%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,548,214
Kraft Heinz Foods Company	3.750	04-01-30	3,850,000	4,194,993
Kraft Heinz Foods Company	4.250	03-01-31	1,825,000	2,087,768
Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	6,210,313
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	3,755,000	3,744,467
Pilgrim’s Pride Corp. (A)	4.250	04-15-31	6,070,000	6,358,325
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,499,654
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,879,046
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,634,035
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,721,725
Energy 12.1%				174,075,270
Energy equipment and services 1.1%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,531,250
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,274,075
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	7,303,016	7,120,441
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,330,150
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	1,869,377
Oil, gas and consumable fuels 11.0%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,527,425
Antero Resources Corp.	5.000	03-01-25	4,000,000	4,020,000
Antero Resources Corp. (A)	7.625	02-01-29	3,051,000	3,345,727
Antero Resources Corp. (A)	8.375	07-15-26	2,925,000	3,243,094
Apache Corp.	4.625	11-15-25	4,155,000	4,393,913
12	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Apache Corp.	4.875	11-15-27	3,295,000	$3,509,175
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,777,250
Calumet Specialty Products Partners LP	7.750	04-15-23	2,650,000	2,630,125
Cheniere Energy Partners LP (A)	3.250	01-31-32	1,900,000	1,845,375
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,835,000
Cheniere Energy Partners LP	4.500	10-01-29	8,970,000	9,428,569
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,865,150
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	7,920,504
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	4,960,000	4,910,400
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	3,770,000	4,171,694
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	5,235,000	5,769,668
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,640,000
EQT Corp.	5.000	01-15-29	1,900,000	2,080,500
EQT Corp.	7.500	02-01-30	1,900,000	2,397,819
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,222,666
MEG Energy Corp. (A)	6.500	01-15-25	6,395,000	6,466,944
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	6,000,000	6,030,000
New Fortress Energy, Inc. (A)	6.500	09-30-26	7,555,000	7,141,968
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,849,714
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	3,154,170
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	8,327,700
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	8,403,688
Parkland Corp. (A)	4.500	10-01-29	5,320,000	5,227,538
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,656,500
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,620,600
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22	7,000,000	5,910,590
SM Energy Company	6.750	09-15-26	2,540,000	2,546,350
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,517,011
Sunoco LP (A)	4.500	04-30-30	2,175,000	2,153,250
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,409,900
Financials 5.9%				85,042,010
Banks 2.9%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	5,200,000	5,603,000
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25	3,875,000	4,152,295
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)	7.000	08-16-28	2,370,000	$2,742,683
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	4,398,160
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	4,138,913
Freedom Mortgage Corp. (A)	6.625	01-15-27	3,520,000	3,308,800
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,509,083
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,457,000	2,444,715
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,917,350
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	4,000,000	4,342,920
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	3,915,000
Capital markets 0.1%
Jane Street Group (A)	4.500	11-15-29	1,530,000	1,527,705
Consumer finance 1.4%
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	2,072,671	1,720,317
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,651,350
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,524,563
goeasy, Ltd. (A)	5.375	12-01-24	3,000,000	3,073,320
OneMain Finance Corp.	8.875	06-01-25	3,880,000	4,161,300
World Acceptance Corp. (A)	7.000	11-01-26	4,980,000	4,955,100
Diversified financial services 0.5%
Brightstar Escrow Corp. (A)	9.750	10-15-25	3,521,000	3,763,069
NESCO Holdings II, Inc. (A)	5.500	04-15-29	3,030,000	3,074,541
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc.	5.000	12-15-21	2,279,000	2,280,231
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,369,000
Thrifts and mortgage finance 0.7%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,123,403
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	6,345,192
Health care 5.6%				81,122,904
Health care equipment and supplies 0.3%
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29	3,110,000	3,071,125
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29	935,000	933,831
Varex Imaging Corp. (A)	7.875	10-15-27	766,000	842,600
14	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 4.0%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	$3,948,654
Cano Health LLC (A)	6.250	10-01-28	3,877,000	3,801,321
Centene Corp.	3.375	02-15-30	2,090,000	2,104,928
Centene Corp.	4.625	12-15-29	2,415,000	2,584,050
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	3,379,735
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	6,334,813
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,409,969
HCA, Inc.	5.375	02-01-25	9,000,000	9,815,625
HealthEquity, Inc. (A)	4.500	10-01-29	2,275,000	2,246,563
MEDNAX, Inc. (A)	6.250	01-15-27	7,785,000	8,125,205
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	6,183,970
U.S. Renal Care, Inc. (A)	10.625	07-15-27	5,900,000	6,032,750
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	3,905,000	4,090,448
Bausch Health Companies, Inc. (A)	5.500	11-01-25	3,990,000	4,032,693
Bausch Health Companies, Inc. (A)	7.000	01-15-28	2,900,000	2,798,500
Organon & Company (A)	4.125	04-30-28	4,050,000	4,040,705
Organon & Company (A)	5.125	04-30-31	4,255,000	4,345,419
Industrials 12.0%				172,808,437
Aerospace and defense 0.8%
Bombardier, Inc. (A)	7.125	06-15-26	3,330,000	3,438,225
Bombardier, Inc. (A)	7.875	04-15-27	8,320,000	8,561,446
Air freight and logistics 0.2%
Watco Companies LLC (A)	6.500	06-15-27	2,502,000	2,621,746
Airlines 1.7%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	2,424,471	2,714,796
American Airlines Group, Inc. (A)	5.000	06-01-22	3,000,000	2,988,750
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	6,305,000
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,627,646
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,849,999	3,116,787
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	4,187,603
Virgin Australia Holdings Proprietary, Ltd. (A)(C)	8.125	11-15-24	4,625,000	277,500
Building products 0.5%
Builders FirstSource, Inc. (A)	4.250	02-01-32	4,050,000	4,067,618
Builders FirstSource, Inc. (A)	6.750	06-01-27	2,682,000	2,822,805
Commercial services and supplies 2.2%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,000,000	5,138,500
APX Group, Inc. (A)	5.750	07-15-29	3,990,000	3,890,250
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	5,197,750
Cimpress PLC (A)	7.000	06-15-26	10,800,000	11,164,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Harsco Corp. (A)	5.750	07-31-27	2,920,000	$2,956,500
Stericycle, Inc. (A)	3.875	01-15-29	1,580,000	1,540,500
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,419,413
Construction and engineering 1.2%
AECOM	5.125	03-15-27	2,700,000	2,893,887
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	3,002,043
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,435,000	3,469,350
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,456,550
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	1,932,000	2,006,865
Tutor Perini Corp. (A)	6.875	05-01-25	3,500,000	3,500,000
Electrical equipment 0.6%
Sensata Technologies BV (A)	4.000	04-15-29	6,000,000	6,084,000
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	3,263,820
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	6,179,000	6,395,265
TK Elevator Holdco GmbH (A)	7.625	07-15-28	1,426,000	1,489,215
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,315,192
Marine 0.5%
Seaspan Corp. (A)	5.500	08-01-29	2,660,000	2,638,268
Seaspan Corp. (A)	6.500	04-29-26	3,800,000	3,987,181
Professional services 0.6%
Nielsen Finance LLC (A)	4.500	07-15-29	4,175,000	4,037,392
TriNet Group, Inc. (A)	3.500	03-01-29	5,000,000	4,940,000
Road and rail 1.4%
The Hertz Corp. (A)	4.625	12-01-26	490,000	482,964
The Hertz Corp. (A)	5.000	12-01-29	1,075,000	1,053,500
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	5,039,857
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	6,184,500
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,699,950
Trading companies and distributors 1.5%
Ashland LLC	6.875	05-15-43	2,710,000	3,421,375
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	5,165,000	5,074,613
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	3,273,438
H&E Equipment Services, Inc. (A)	3.875	12-15-28	3,600,000	3,499,218
Herc Holdings, Inc. (A)	5.500	07-15-27	3,610,000	3,735,159
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,827,500
Information technology 2.6%				37,774,647
IT services 1.0%
Gartner, Inc. (A)	3.750	10-01-30	3,150,000	3,142,125
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,550,050
Sabre GLBL, Inc. (A)	9.250	04-15-25	5,500,000	6,118,750
16	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Square, Inc. (A)	3.500	06-01-31	2,035,000	$2,062,981
Software 1.1%
CA Magnum Holdings (A)	5.375	10-31-26	1,323,000	1,351,114
Clarivate Science Holdings Corp. (A)	3.875	07-01-28	1,488,000	1,462,749
Clarivate Science Holdings Corp. (A)	4.875	07-01-29	2,988,000	2,925,999
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,357,839
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	3,477,000	3,529,155
Ziff Davis, Inc. (A)	4.625	10-15-30	4,112,000	4,142,840
Technology hardware, storage and peripherals 0.5%
Xerox Corp.	6.750	12-15-39	2,608,000	2,816,640
Xerox Holdings Corp. (A)	5.500	08-15-28	4,300,000	4,314,405
Materials 5.1%				73,207,005
Chemicals 1.2%
SCIL IV LLC (A)	5.375	11-01-26	3,100,000	3,127,187
The Chemours Company (A)	5.750	11-15-28	5,550,000	5,688,750
The Scotts Miracle-Gro Company (A)	4.000	04-01-31	2,035,000	1,978,254
Trinseo Materials Operating SCA (A)	5.125	04-01-29	6,700,000	6,708,375
Containers and packaging 1.3%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	3,645,000	3,727,013
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,949,800
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	3,244,500
Sealed Air Corp. (A)	6.875	07-15-33	4,400,000	5,522,968
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,535,696
Metals and mining 2.6%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	5,100,000
Arconic Corp. (A)	6.000	05-15-25	5,540,000	5,775,450
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	7,000,000	7,399,000
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	4,000,000	4,053,040
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	2,072,370
Freeport-McMoRan, Inc.	4.250	03-01-30	2,960,000	3,068,425
Freeport-McMoRan, Inc.	5.000	09-01-27	2,850,000	2,964,000
Freeport-McMoRan, Inc.	5.450	03-15-43	2,275,000	2,803,733
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,488,444
Real estate 2.7%				38,562,903
Equity real estate investment trusts 2.2%
GLP Capital LP	5.375	04-15-26	3,875,000	4,298,693
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	6,768,450
Outfront Media Capital LLC (A)	4.250	01-15-29	3,755,000	3,651,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	17

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
RLJ Lodging Trust LP (A)	3.750	07-01-26	6,191,000	$6,113,613
RLJ Lodging Trust LP (A)	4.000	09-15-29	3,325,000	3,241,875
Uniti Group LP (A)	6.500	02-15-29	1,975,000	1,898,814
VICI Properties LP (A)	4.625	12-01-29	5,910,000	6,277,957
Real estate management and development 0.5%
Realogy Group LLC (A)	5.750	01-15-29	3,390,000	3,428,138
WeWork Companies, Inc. (A)	7.875	05-01-25	2,950,000	2,883,625
Utilities 2.2%				31,963,965
Electric utilities 0.9%
NRG Energy, Inc. (A)	3.625	02-15-31	2,350,000	2,232,500
NRG Energy, Inc.	6.625	01-15-27	2,025,000	2,093,344
Talen Energy Supply LLC (A)	10.500	01-15-26	3,400,000	2,084,370
Vistra Operations Company LLC (A)	5.625	02-15-27	6,430,000	6,602,935
Gas utilities 1.1%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	3,103,000
AmeriGas Partners LP	5.750	05-20-27	5,150,000	5,562,000
NGL Energy Operating LLC (A)	7.500	02-01-26	3,319,000	3,295,253
Suburban Propane Partners LP (A)	5.000	06-01-31	4,155,000	4,103,063
Independent power and renewable electricity producers 0.2%

Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,887,500
Convertible bonds 0.2%				$3,248,700
(Cost $3,998,818)
Information technology 0.2%				3,248,700
IT services 0.2%

Sabre GLBL, Inc.	4.000	04-15-25	2,550,000	3,248,700
Term loans (E) 5.3%				$76,251,716
(Cost $77,444,768)
Communication services 1.7%				24,789,007
Diversified telecommunication services 0.6%
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.000	09-25-26	8,160,000	8,086,070
Entertainment 0.1%
WildBrain, Ltd., 2021 Term Loan (1 month LIBOR + 4.250%)	5.000	03-24-28	1,691,500	1,690,096
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	12-06-27	3,275,250	3,241,908
Media 0.8%
Cengage Learning, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	06-29-26	1,489,000	1,482,300
18	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	06-30-24	3,010,806	$3,004,785
LCPR Loan Financing LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	3.839	10-16-28	2,100,000	2,096,493
Univision Communications, Inc., 2021 Term Loan B (F)	TBD	05-05-28	5,205,000	5,187,355
Consumer discretionary 0.8%				11,446,463
Hotels, restaurants and leisure 0.7%
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%)	3.590	07-21-25	1,881,000	1,876,881
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%)	3.750	06-30-25	1,741,184	1,713,325
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	4.750	11-01-26	380,000	378,890
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	4,700,000	4,654,457
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-16-24	1,484,505	1,494,585
Leisure products 0.1%
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	4.750	04-07-28	1,335,000	1,328,325
Energy 0.2%				2,486,503
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	10.000	11-01-25	2,297,000	2,486,503
Health care 0.4%				6,053,469
Health care providers and services 0.3%
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-16-28	1,400,000	1,395,338
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.350	03-06-25	3,000,000	2,968,740
Pharmaceuticals 0.1%
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	1,695,750	1,689,391
Industrials 1.0%				13,663,404
Aerospace and defense 0.3%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25	4,282,304	4,112,340
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.4%
Chariot Buyer LLC, Term Loan B (1 month LIBOR + 3.500%)	4.000	11-03-28	2,465,000	$2,447,548
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	2.340	07-28-28	3,436,388	3,423,501
Commercial services and supplies 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (3 month LIBOR + 3.750%)	4.250	05-12-28	1,710,000	1,693,755
Professional services 0.2%
Trans Union LLC, 2021 Term Loan B6 (F)	TBD	11-16-28	2,000,000	1,986,260
Information technology 1.1%				15,878,352
IT services 0.1%
Virtusa Corp., First Lien Term Loan B (1 month LIBOR + 3.750%)	4.500	02-11-28	1,994,075	1,988,252
Software 1.0%
Ascend Learning LLC, 2021 Term Loan (F)	TBD	11-18-28	1,715,000	1,703,750
Avaya, Inc., 2020 Term Loan B (1 month LIBOR + 4.250%)	4.340	12-15-27	1,916,625	1,910,472
Grab Holdings, Inc., Term Loan B (1 month LIBOR + 4.500%)	5.500	01-29-26	6,666,500	6,716,499
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%)	8.750	06-16-26	3,886,252	3,559,379
Materials 0.1%				1,934,518
Chemicals 0.0%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 month LIBOR + 2.500%)	2.590	05-03-28	748,125	738,586
Construction materials 0.1%

Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	1,200,000	1,195,932
Collateralized mortgage obligations 0.1%				$1,792,679
(Cost $1)
Commercial and residential 0.1%				1,792,679
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	45,601,483	476,380
Series 2007-4, Class ES IO	0.350	07-19-47	48,799,831	652,551
Series 2007-6, Class ES IO (A)	0.343	08-19-37	46,781,021	663,748

20	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.2%		$3,539,739
(Cost $10,603,996)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(G)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(G)	2,560	0
Industrials 0.0%		10,784
Professional services 0.0%
Clarivate PLC (G)	462	10,784
Utilities 0.2%		3,528,955
Multi-utilities 0.2%

Dominion Energy, Inc.	37,383	3,528,955
Preferred securities 1.7%		$24,224,840
(Cost $26,541,273)
Communication services 0.4%		5,285,988
Media 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	3,600	3,581,208
ViacomCBS, Inc., 5.750%	33,000	1,704,780
Industrials 0.1%		2,001,544
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(G)(H)	143	85,800
Glasstech, Inc., Series B (D)(G)(H)	4,475	1,018,644
Professional services 0.0%
Clarivate PLC, 5.250%	10,000	897,100
Information technology 0.4%		5,532,202
IT services 0.1%
Sabre Corp., 6.500%	14,600	1,496,792
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	2,325	4,035,410
Utilities 0.8%		11,405,106
Electric utilities 0.6%
American Electric Power Company, Inc., 6.125%	84,748	4,131,465
NextEra Energy, Inc., 6.219%	71,402	3,855,708
Multi-utilities 0.2%
DTE Energy Company, 6.250%	70,750	3,417,933
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	21

	Shares	Value

Warrants 0.0%		$16,809
(Cost $0)
Avation Capital SA (G)(I)	35,700	16,809

	Par value^	Value
Escrow certificates 0.0%		$17,535
(Cost $0)
LSC Communications, Inc. (A)(G)	5,845,000	17,535
Short-term investments 3.5%		$51,229,000
(Cost $51,229,000)
Repurchase agreement 3.5%		51,229,000
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $51,229,000 on 12-1-21, collateralized by $44,810,600 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $52,253,632)	51,229,000	51,229,000

Total investments (Cost $1,418,448,180) 99.4%	$1,435,154,581
Other assets and liabilities, net 0.6%	7,965,202
Total net assets 100.0%	$1,443,119,783

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $938,141,385 or 65.0% of the fund’s net assets as of 11-30-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Non-income producing security.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(I)	Strike price and/or expiration date not available.
22	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	100	Short	Mar 2022	$(12,896,693)	$(13,081,250)	$(184,557)
						$(184,557)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $1,422,551,944. Net unrealized appreciation aggregated to $12,418,080, of which $45,580,652 related to gross unrealized appreciation and $33,162,572 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	23

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,418,448,180)	$1,435,154,581
Cash	104,029
Collateral held at broker for futures contracts	500,000
Dividends and interest receivable	19,975,358
Receivable for fund shares sold	498,426
Receivable for investments sold	6,342
Other assets	103,960
Total assets	1,456,342,696
Liabilities
Payable for futures variation margin	53,150
Distributions payable	125,091
Payable for investments purchased	11,495,946
Payable for fund shares repurchased	1,126,034
Payable to affiliates
Accounting and legal services fees	78,129
Transfer agent fees	38,940
Trustees’ fees	400
Other liabilities and accrued expenses	305,223
Total liabilities	13,222,913
Net assets	$1,443,119,783
Net assets consist of
Paid-in capital	$1,912,064,393
Total distributable earnings (loss)	(468,944,610)
Net assets	$1,443,119,783

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($282,775,001 ÷ 83,311,335 shares)[1]	$3.39
Class C ($20,183,510 ÷ 5,947,733 shares)[1]	$3.39
Class I ($98,777,197 ÷ 29,142,200 shares)	$3.39
Class R6 ($34,095,939 ÷ 10,066,521 shares)	$3.39
Class NAV ($1,007,288,136 ÷ 297,214,975 shares)	$3.39
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
24	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$39,124,386
Dividends	829,592
Total investment income	39,953,978
Expenses
Investment management fees	3,644,823
Distribution and service fees	471,821
Accounting and legal services fees	124,522
Transfer agent fees	234,269
Trustees’ fees	11,179
Custodian fees	97,974
State registration fees	42,140
Printing and postage	18,797
Professional fees	55,452
Other	41,197
Total expenses	4,742,174
Less expense reductions	(68,118)
Net expenses	4,674,056
Net investment income	35,279,922
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	10,788,817
Futures contracts	(64,328)
Forward foreign currency contracts	5,675
10,730,164
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(34,685,473)
Futures contracts	(143,613)
Forward foreign currency contracts	(5,675)
(34,834,761)
Net realized and unrealized loss	(24,104,597)
Increase in net assets from operations	$11,175,325
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$35,279,922	$69,008,886
Net realized gain	10,730,164	8,191,385
Change in net unrealized appreciation (depreciation)	(34,834,761)	104,727,398
Increase in net assets resulting from operations	11,175,325	181,927,669
Distributions to shareholders
From earnings
Class A	(6,551,257)	(13,125,563)
Class B	—	(13,351)[1]
Class C	(438,282)	(1,297,354)
Class I	(2,407,703)	(4,775,470)
Class R6	(802,752)	(1,333,493)
Class NAV	(25,660,550)	(49,586,794)
Total distributions	(35,860,544)	(70,132,025)
From fund share transactions	(24,884,002)	289,252,021
Total increase (decrease)	(49,569,221)	401,047,665
Net assets
Beginning of period	1,492,689,004	1,091,641,339
End of period	$1,443,119,783	$1,492,689,004

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
26	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$3.45	$3.16	$3.37	$3.41	$3.54	$3.32
Net investment income[2]	0.08	0.16	0.17	0.19	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.06)	0.29	(0.20)	(0.04)	(0.13)	0.23
Total from investment operations	0.02	0.45	(0.03)	0.15	0.06	0.42
Less distributions
From net investment income	(0.08)	(0.16)	(0.18)	(0.19)	(0.19)	(0.20)
Net asset value, end of period	$3.39	$3.45	$3.16	$3.37	$3.41	$3.54
Total return (%)[3,4]	0.55[5]	14.51	(1.12)	4.46	1.60	13.10
Ratios and supplemental data
Net assets, end of period (in millions)	$283	$288	$262	$309	$336	$367
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.92	0.94	0.94	0.94	0.96
Expenses including reductions	0.90[6]	0.91	0.93	0.94	0.93	0.96
Net investment income	4.50[6]	4.71	5.23	5.66	5.50	5.58
Portfolio turnover (%)	26	74	59	59	52	65[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	27

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$3.45	$3.16	$3.37	$3.41	$3.54	$3.31
Net investment income[2]	0.07	0.13	0.15	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments	(0.06)	0.30	(0.21)	(0.05)	(0.14)	0.24
Total from investment operations	0.01	0.43	(0.06)	0.12	0.03	0.41
Less distributions
From net investment income	(0.07)	(0.14)	(0.15)	(0.16)	(0.16)	(0.18)
Net asset value, end of period	$3.39	$3.45	$3.16	$3.37	$3.41	$3.54
Total return (%)[3,4]	0.17[5]	13.66	(1.86)	3.69	0.84	12.26
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$25	$39	$55	$72	$121
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66[6]	1.67	1.69	1.69	1.69	1.71
Expenses including reductions	1.65[6]	1.66	1.68	1.69	1.68	1.71
Net investment income	3.75[6]	3.95	4.48	4.91	4.75	4.83
Portfolio turnover (%)	26	74	59	59	52	65[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
28	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$3.45	$3.16	$3.36	$3.41	$3.53	$3.31
Net investment income[2]	0.08	0.17	0.18	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.06)	0.29	(0.20)	(0.05)	(0.12)	0.23
Total from investment operations	0.02	0.46	(0.02)	0.15	0.08	0.43
Less distributions
From net investment income	(0.08)	(0.17)	(0.18)	(0.20)	(0.20)	(0.21)
Net asset value, end of period	$3.39	$3.45	$3.16	$3.36	$3.41	$3.53
Total return (%)[3]	0.67[4]	14.79	(0.58)	4.40	2.14	13.42
Ratios and supplemental data
Net assets, end of period (in millions)	$99	$98	$91	$99	$147	$212
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.67	0.69	0.71	0.69	0.70
Expenses including reductions	0.65[5]	0.66	0.68	0.70	0.68	0.69
Net investment income	4.74[5]	4.94	5.48	5.89	5.72	5.81
Portfolio turnover (%)	26	74	59	59	52	65[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	29

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$3.45	$3.16	$3.36	$3.40	$3.53	$3.46
Net investment income[3]	0.08	0.17	0.19	0.20	0.21	0.11
Net realized and unrealized gain (loss) on investments	(0.05)	0.29	(0.20)	(0.04)	(0.14)	0.08
Total from investment operations	0.03	0.46	(0.01)	0.16	0.07	0.19
Less distributions
From net investment income	(0.09)	(0.17)	(0.19)	(0.20)	(0.20)	(0.12)
Net asset value, end of period	$3.39	$3.45	$3.16	$3.36	$3.40	$3.53
Total return (%)[4]	0.72[5]	14.91	(0.47)	4.82	1.95	5.73[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$31	$22	$20	$21	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[6]	0.56	0.58	0.59	0.59	0.61[6]
Expenses including reductions	0.55[6]	0.55	0.57	0.59	0.58	0.58[6]
Net investment income	4.85[6]	5.06	5.60	6.00	5.90	5.68[6]
Portfolio turnover (%)	26	74	59	59	52	65[7,8]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
30	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$3.45	$3.16	$3.36	$3.41	$3.53	$3.31
Net investment income[2]	0.08	0.17	0.19	0.20	0.20	0.21
Net realized and unrealized gain (loss) on investments	(0.05)	0.29	(0.20)	(0.05)	(0.12)	0.23
Total from investment operations	0.03	0.46	(0.01)	0.15	0.08	0.44
Less distributions
From net investment income	(0.09)	(0.17)	(0.19)	(0.20)	(0.20)	(0.22)
Net asset value, end of period	$3.39	$3.45	$3.16	$3.36	$3.41	$3.53
Total return (%)[3]	0.73[4]	14.93	(0.46)	4.53	2.25	13.56
Ratios and supplemental data
Net assets, end of period (in millions)	$1,007	$1,051	$676	$538	$279	$302
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[5]	0.55	0.57	0.58	0.58	0.59
Expenses including reductions	0.54[5]	0.54	0.56	0.57	0.57	0.58
Net investment income	4.87[5]	5.08	5.62	5.99	5.86	5.97
Portfolio turnover (%)	26	74	59	59	52	65[6]

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	31

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
32	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$1,274,833,563	—	$1,274,833,563	—
Convertible bonds	3,248,700	—	3,248,700	—
Term loans	76,251,716	—	76,251,716	—
Collateralized mortgage obligations	1,792,679	—	1,792,679	—
Common stocks	3,539,739	$3,539,739	—	—
Preferred securities	24,224,840	19,539,188	3,581,208	$1,104,444
Warrants	16,809	—	16,809	—
Escrow certificates	17,535	—	17,535	—
Short-term investments	51,229,000	—	51,229,000	—
Total investments in securities	$1,435,154,581	$23,078,927	$1,410,971,210	$1,104,444
Derivatives:
Liabilities
Futures	$(184,557)	$(184,557)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	33

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
34	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $3,768.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $10,206,711 and a long-term capital loss carryforward of $491,858,441 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	35

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2021, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging $12.9 million to $26.4 million, as measured at each quarter end.
36	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchanges rates. The fund held forward foreign currency contracts with USD notional values ranging up to $13.0 million, as measured at each quarter end. There were no open forward foreign currency contracts as of November 30, 2021.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(184,557)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(64,328)	—	$(64,328)
Currency	—	$5,675	5,675
Total	$(64,328)	$5,675	$(58,653)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(143,613)	—	$(143,613)
Currency	—	$(5,675)	(5,675)
Total	$(143,613)	$(5,675)	$(149,288)
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	37

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor had contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.72% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, prime brokerage fees, borrowing costs and short dividend expense. The current expense limitation agreement for Class I expired on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$13,175
Class C	1,053
Class I	4,592
Class	Expense reduction
Class R6	$1,499
Class NAV	47,799
Total	$68,118

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
38	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.48% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $100,665 for the six months ended November 30, 2021. Of this amount, $15,239 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $85,426 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $651 and $100 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$357,317	$162,906
Class C	114,504	13,056
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	39

Class	Distribution and service fees	Transfer agent fees
Class I	—	$56,878
Class R6	—	1,429
Total	$471,821	$234,269
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,412,278	$22,185,318	18,036,487	$60,879,670
Distributions reinvested	1,739,886	6,010,641	3,582,302	12,055,927
Repurchased	(8,345,433)	(28,891,334)	(21,010,529)	(70,602,720)
Net increase (decrease)	(193,269)	$(695,375)	608,260	$2,332,877
Class B shares
Sold	—	—	7,761	$25,837
Distributions reinvested	—	—	3,437	11,238
Repurchased	—	—	(340,828)	(1,127,345)
Net decrease	—	—	(329,630)	$(1,090,270)
Class C shares
Sold	123,692	$429,032	496,037	$1,656,919
Distributions reinvested	124,778	430,865	379,696	1,272,274
Repurchased	(1,459,864)	(5,055,141)	(5,967,394)	(20,038,642)
Net decrease	(1,211,394)	$(4,195,244)	(5,091,661)	$(17,109,449)
Class I shares
Sold	11,644,757	$40,256,317	24,519,225	$82,610,466
Distributions reinvested	657,978	2,270,976	1,400,509	4,699,369
Repurchased	(11,706,676)	(40,528,210)	(26,085,310)	(87,876,867)
Net increase (decrease)	596,059	$1,999,083	(165,576)	$(567,032)
Class R6 shares
Sold	1,809,768	$6,251,597	2,984,772	$10,056,478
Distributions reinvested	226,478	780,721	383,781	1,290,327
Repurchased	(836,085)	(2,887,250)	(1,572,455)	(5,260,011)
Net increase	1,200,161	$4,145,068	1,796,098	$6,086,794
40	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,370,598	$15,098,071	126,343,005	$422,680,311
Distributions reinvested	7,434,179	25,660,550	14,723,669	49,586,794
Repurchased	(19,280,335)	(66,896,155)	(50,515,944)	(172,668,004)
Net increase (decrease)	(7,475,558)	$(26,137,534)	90,550,730	$299,599,101
Total net increase (decrease)	(7,084,001)	$(24,884,002)	87,368,221	$289,252,021
Affiliates of the fund owned 1%, 9% and 100% of shares of Class I, Class R6 and Class NAV, respectively, on November 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount shares repurchased of the terminated class and the amount shares sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$728,644
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $371,796,927 and $452,054,606, respectively, for the six months ended November 30, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2021, funds within the John Hancock group of funds complex held 68.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	22.5%
JHF II Multimanager Lifestyle Growth Portfolio	12.2%
JHF II Multimanager Lifestyle Conservative Portfolio	10.6%
JHF II Multimanager Lifestyle Moderate Portfolio	9.9%
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2021:
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	41

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,018,644
								$1,104,444

[1]	Less than 0.05%.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
42	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment (US) LLC (the Subadvisor), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act:) (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	43

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
44	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and its peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	45

Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
46	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered,among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	47

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
48	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	49

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Dennis F. McCafferty, CFA
Caryn E. Rothman, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
50	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949173	57SA 11/21
1/2022

Semiannual report
John Hancock
ESG Core Bond Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Core Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
16	Financial statements
19	Financial highlights
22	Notes to financial statements
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg U.S. Intermediate Government/Credit Index, formerly known as Bloomberg Barclays U.S. Intermediate Government/Credit Index, tracks the performance of intermediate-term U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	Since inception (12-14-16)	6-month	Since inception (12-14-16)	as of 11-30-21	as of 11-30-21
Class A	-5.83	1.63	-4.63	8.35	0.47	0.31
Class I1	-1.62	2.73	-0.58	14.30	0.74	0.57
Class R6[1]	-1.52	2.84	-0.52	14.89	0.84	0.67
Index††	-1.11	3.01	-0.34	15.84	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4%. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6
Gross (%)	1.12	0.87	0.77
Net (%)	0.87	0.62	0.51
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Intermediate Government/ Credit Index.
See the following page for footnotes.
4	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Core Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Intermediate Government/ Credit Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1	12-14-16	11,430	11,430	11,584
Class R6[1]	12-14-16	11,489	11,489	11,584
The Bloomberg U.S. Intermediate Government/Credit Index, formerly known as Bloomberg Barclays U.S. Intermediate Government/Credit Index, tracks the performance of intermediate-term U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$993.20	$4.30	0.86%
	Hypothetical example	1,000.00	1,020.80	4.36	0.86%
Class I	Actual expenses/actual returns	1,000.00	994.20	3.05	0.61%
	Hypothetical example	1,000.00	1,022.00	3.09	0.61%
Class R6	Actual expenses/actual returns	1,000.00	994.80	2.55	0.51%
	Hypothetical example	1,000.00	1,022.50	2.59	0.51%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.5%				$22,013,024
(Cost $21,922,865)
U.S. Government 27.2%				17,361,365
U.S. Treasury
Note	0.125	12-31-22	1,250,000	1,247,803
Note	0.125	08-15-23	2,400,000	2,386,226
Note	0.500	10-31-27	1,215,000	1,161,749
Note	0.750	01-31-28	1,000,000	967,500
Note	0.875	11-15-30	1,500,000	1,434,082
Note	1.500	09-30-24	1,450,000	1,478,320
Note	1.625	02-15-26	1,400,000	1,431,117
Note	2.000	02-15-23	1,250,000	1,275,342
Note	2.000	02-15-25	650,000	672,496
Note	2.250	11-15-24	1,310,000	1,364,345
Note	2.250	02-15-27	1,350,000	1,422,404
Note	2.750	04-30-23	500,000	516,563
Note	2.750	11-15-23	1,200,000	1,251,328
Note	3.000	09-30-25	700,000	752,090
U.S. Government Agency 7.3%				4,651,659
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	157,008	164,789
15 Yr Pass Thru	3.000	03-01-32	446,338	468,596
15 Yr Pass Thru	3.500	03-01-30	177,967	188,205
15 Yr Pass Thru	3.500	04-01-32	371,133	394,340
15 Yr Pass Thru	4.000	05-01-33	141,179	149,756
30 Yr Pass Thru	3.500	03-01-48	241,858	257,409
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	209,572	222,677
15 Yr Pass Thru	3.500	11-01-34	105,770	111,954
15 Yr Pass Thru	4.000	05-01-33	259,552	279,781
30 Yr Pass Thru	3.000	05-01-48	217,078	229,058
30 Yr Pass Thru	3.000	07-01-50	160,539	167,907
30 Yr Pass Thru	3.500	02-01-45	113,895	122,669
30 Yr Pass Thru	3.500	09-01-46	271,809	291,643
30 Yr Pass Thru	3.500	07-01-47	155,732	165,295
30 Yr Pass Thru	4.000	07-01-44	95,931	104,518
30 Yr Pass Thru	4.000	10-01-47	263,187	287,299
30 Yr Pass Thru	4.000	07-01-56	90,675	99,832
30 Yr Pass Thru	4.000	06-01-57	265,723	293,389
30 Yr Pass Thru	4.500	01-01-46	190,595	208,228
30 Yr Pass Thru	4.500	03-01-47	108,041	117,665
30 Yr Pass Thru	4.500	08-01-56	84,396	94,551

30 Yr Pass Thru	5.000	11-01-39	206,716	232,098
8	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 47.4%				$30,270,258
(Cost $29,785,055)
Communication services 2.9%				1,855,857
Diversified telecommunication services 1.6%
AT&T, Inc.	4.125	02-17-26	290,000	317,300
AT&T, Inc.	4.300	02-15-30	200,000	225,727
Verizon Communications, Inc.	1.500	09-18-30	192,000	180,298
Verizon Communications, Inc.	4.329	09-21-28	275,000	313,216
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	314,481
Media 0.8%
Comcast Corp.	3.150	03-01-26	295,000	314,065
Comcast Corp.	3.400	04-01-30	175,000	190,770
Consumer discretionary 2.4%				1,552,975
Automobiles 0.4%
American Honda Finance Corp.	0.650	09-08-23	270,000	269,813
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	298,083
Specialty retail 1.2%
Lowe’s Companies, Inc.	3.650	04-05-29	295,000	324,283
The Home Depot, Inc.	2.950	06-15-29	200,000	213,250
The Home Depot, Inc.	3.350	09-15-25	200,000	214,497
Textiles, apparel and luxury goods 0.3%
NIKE, Inc.	2.750	03-27-27	220,000	233,049
Consumer staples 2.9%				1,852,098
Beverages 1.6%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	349,885
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	150,000	174,874
Keurig Dr. Pepper, Inc.	2.250	03-15-31	187,000	185,276
PepsiCo, Inc.	2.750	03-19-30	305,000	321,285
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	217,245
The Clorox Company	3.900	05-15-28	200,000	226,318
Personal products 0.6%
The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	377,215
Energy 2.8%				1,776,690
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	261,614
Oil, gas and consumable fuels 2.4%
Enbridge, Inc.	4.250	12-01-26	285,000	312,664
Equinor ASA	2.650	01-15-24	200,000	206,926
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Equinor ASA	3.125	04-06-30	210,000	$226,096
Shell International Finance BV	2.375	11-07-29	150,000	152,830
Shell International Finance BV	3.250	05-11-25	200,000	213,033
The Williams Companies, Inc.	3.500	11-15-30	175,000	185,648
TotalEnergies Capital International SA	3.455	02-19-29	200,000	217,879
Financials 15.5%				9,870,869
Banks 10.4%
African Development Bank	0.750	04-03-23	300,000	301,210
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	565,000	540,294
Bank of America Corp.	3.248	10-21-27	175,000	185,504
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	213,077
Bank of Montreal	2.050	11-01-22	150,000	152,141
BNP Paribas SA	3.250	03-03-23	430,000	444,155
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	207,909
Citigroup, Inc.	3.200	10-21-26	350,000	371,419
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	316,139
JPMorgan Chase & Co.	3.300	04-01-26	470,000	501,144
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30	180,000	196,069
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	200,000	227,268
KeyCorp	2.550	10-01-29	201,000	206,871
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	340,833
Royal Bank of Canada	1.950	01-17-23	255,000	258,830
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	312,996
The Bank of Nova Scotia	1.950	02-01-23	245,000	248,652
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	465,193
The Toronto-Dominion Bank	0.750	09-11-25	413,000	403,398
U.S. Bancorp	2.375	07-22-26	300,000	312,135
Westpac Banking Corp.	1.150	06-03-26	415,000	408,681
Capital markets 2.9%
Intercontinental Exchange, Inc.	3.750	12-01-25	295,000	318,876
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%)	1.593	05-04-27	435,000	430,091
Morgan Stanley	4.000	07-23-25	200,000	216,963
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	258,479
The Bank of New York Mellon Corp.	2.950	01-29-23	125,000	128,165
10	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	$335,090
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	150,000	163,362
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	307,772
Insurance 1.7%
Aon Corp.	2.800	05-15-30	323,000	331,163
Chubb INA Holdings, Inc.	1.375	09-15-30	170,000	158,948
Lincoln National Corp.	3.050	01-15-30	205,000	217,210
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	280,524
Prudential Financial, Inc.	1.500	03-10-26	110,000	110,308
Health care 6.8%				4,319,720
Biotechnology 1.2%
AbbVie, Inc.	3.600	05-14-25	210,000	223,695
AbbVie, Inc.	4.250	11-14-28	222,000	249,768
Amgen, Inc.	2.200	02-21-27	310,000	314,146
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950	03-15-25	291,000	307,122
Health care providers and services 2.9%
Anthem, Inc.	2.875	09-15-29	150,000	156,737
Anthem, Inc.	3.650	12-01-27	330,000	359,377
CVS Health Corp.	3.875	07-20-25	265,000	285,535
CVS Health Corp.	4.300	03-25-28	230,000	258,973
Seattle Children’s Hospital	1.208	10-01-27	325,000	315,861
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	216,430
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	224,412
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	4.497	03-25-30	280,000	332,427
Pharmaceuticals 1.7%
Bristol-Myers Squibb Company	0.750	11-13-25	340,000	331,851
Merck & Company, Inc.	3.400	03-07-29	285,000	311,790
Novartis Capital Corp.	3.000	11-20-25	275,000	291,657
Zoetis, Inc.	3.250	02-01-23	137,000	139,939
Industrials 3.4%				2,194,934
Aerospace and defense 1.0%
Lockheed Martin Corp.	3.550	01-15-26	250,000	270,548
Northrop Grumman Corp.	2.930	01-15-25	350,000	365,634
Building products 0.3%
Carrier Global Corp.	2.242	02-15-25	182,000	186,078
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	$229,564
Machinery 1.4%
Caterpillar, Inc.	3.400	05-15-24	300,000	315,789
CNH Industrial Capital LLC	1.450	07-15-26	317,000	311,116
John Deere Capital Corp.	2.250	09-14-26	285,000	295,828
Road and rail 0.3%
Union Pacific Corp.	2.750	03-01-26	210,000	220,377
Information technology 2.3%				1,472,295
IT services 0.4%
Mastercard, Inc.	3.350	03-26-30	265,000	292,549
Semiconductors and semiconductor equipment 0.5%
Intel Corp.	2.450	11-15-29	140,000	143,975
Texas Instruments, Inc.	2.250	09-04-29	145,000	149,866
Software 1.0%
Microsoft Corp.	2.700	02-12-25	300,000	314,346
salesforce.com, Inc.	1.950	07-15-31	308,000	305,237
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	2.850	02-23-23	260,000	266,322
Materials 1.5%				977,896
Chemicals 1.1%
Air Products and Chemicals, Inc.	1.850	05-15-27	310,000	314,842
Eastman Chemical Company	4.500	12-01-28	165,000	189,562
The Dow Chemical Company	3.625	05-15-26	210,000	226,603
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	123,465
WRKCo, Inc.	4.650	03-15-26	110,000	123,424
Real estate 2.9%				1,856,820
Equity real estate investment trusts 2.9%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	220,000	265,265
American Tower Corp.	3.375	10-15-26	180,000	190,959
Boston Properties LP	3.800	02-01-24	200,000	209,771
Equinix, Inc.	3.200	11-18-29	169,000	176,893
Healthpeak Properties, Inc.	3.000	01-15-30	240,000	252,356
Prologis LP	1.250	10-15-30	170,000	158,168
Simon Property Group LP	1.375	01-15-27	301,000	294,746
Welltower, Inc.	2.750	01-15-32	306,000	308,662
Utilities 4.0%				2,540,104
Electric utilities 3.6%
American Electric Power Company, Inc.	4.300	12-01-28	280,000	313,319
12	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
DTE Electric Company	2.250	03-01-30	150,000	$151,638
Eversource Energy	1.650	08-15-30	180,000	168,873
Florida Power & Light Company	2.850	04-01-25	120,000	125,594
MidAmerican Energy Company	3.100	05-01-27	275,000	293,637
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	237,092
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	385,000	382,742
NSTAR Electric Company	3.200	05-15-27	125,000	134,128
Xcel Energy, Inc.	4.000	06-15-28	425,000	473,366
Multi-utilities 0.4%

Sempra Energy	3.550	06-15-24	245,000	259,715
Municipal bonds 6.1%				$3,916,916
(Cost $3,809,535)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	151,599
California Health Facilities Financing Authority	1.829	06-01-29	250,000	248,069
California State University	1.740	11-01-30	210,000	205,503
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	259,806
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	328,289
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	164,706
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	302,880
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	323,974
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	268,499
New York City Housing Development Corp.	2.416	05-01-24	325,000	335,846
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	361,643
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	275,000	288,654
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	269,752

University of North Texas System	3.357	04-15-27	375,000	407,696
Collateralized mortgage obligations 5.0%				$3,172,274
(Cost $3,173,956)
U.S. Government Agency 5.0%				3,172,274
Federal Home Loan Mortgage Corp.
Series 3803, Class PC	3.250	01-15-41	207,478	213,921
Series 4656, Class EA	4.000	09-15-42	113,244	116,214
Series K028, Class A2	3.111	02-25-23	338,429	346,851
Series K036, Class A2 (A)	3.527	10-25-23	237,000	247,598
Series K724, Class A2 (A)	3.062	11-25-23	302,000	312,705
Series K725, Class A2	3.002	01-25-24	617,000	641,572
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	157,420	$164,938
Series 2012-68, Class GU	1.750	05-25-31	284,418	287,651
Series 2013-130, Class GD	3.500	09-25-33	81,512	85,592
Series 2013-135, Class KM	2.500	03-25-28	90,557	92,085
Series 2015-46, Class BA	3.000	05-25-41	56,634	56,949
Series 2016-36, Class BC	2.500	03-25-43	164,065	166,287
Series 2017-M10, Class AV2 (A)	2.639	07-25-24	275,984	284,553

Series 2017-M13, Class A2 (A)	3.023	09-25-27	144,771	155,358
Asset backed securities 5.3%				$3,399,375
(Cost $3,441,424)
Asset backed securities 5.3%				3,399,375
American Express Credit Account Master Trust
Series 2021-1, Class A	0.900	11-16-26	279,000	277,604
Chase Issuance Trust
Series 2020-A1, Class A1	1.530	01-15-25	367,000	371,378
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	229,000	226,664
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	54,752	54,914
Series 2019-C, Class A3	1.870	03-15-24	111,188	112,042
Series 2021-A, Class A3	0.300	08-15-25	144,000	143,163
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class A3	0.450	04-16-25	206,000	205,877
Series 2021-2, Class A3	0.510	04-16-26	134,000	133,306
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	176,989	178,457
Series 2021-1, Class A3	0.270	04-21-25	88,000	87,539
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	181,000	179,329
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	241,402	246,181
Series 2016-20B, Class 1	2.270	02-01-36	239,505	245,818
Series 2016-20F, Class 1	2.180	06-01-36	193,051	198,351
Series 2016-20J, Class 1	2.210	10-01-36	71,931	73,835
Series 2017-20H, Class 1	2.750	08-01-37	140,974	147,855
Series 2020-20H, Class 1	0.900	08-01-40	162,970	156,326
Series 2020-20I, Class 1	1.050	09-01-40	175,344	169,827
Verizon Master Trust
Series 2021-1, Class A	0.500	05-20-27	193,000	190,909

14	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.4%			$863,442
(Cost $863,442)
Short-term funds 1.4%			863,442
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.0260(B)	863,442	863,442

Total investments (Cost $62,996,277) 99.7%	$63,635,289
Other assets and liabilities, net 0.3%	199,291
Total net assets 100.0%	$63,834,580

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 11-30-21.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $63,283,385. Net unrealized appreciation aggregated to $351,904, of which $811,331 related to gross unrealized appreciation and $459,427 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $62,996,277)	$63,635,289
Cash	1,571
Interest receivable	300,331
Receivable for fund shares sold	10,413
Other assets	45,356
Total assets	63,992,960
Liabilities
Distributions payable	63,942
Payable for fund shares repurchased	31,445
Payable to affiliates
Investment management fees	66
Accounting and legal services fees	3,161
Transfer agent fees	6,000
Trustees’ fees	122
Other liabilities and accrued expenses	53,644
Total liabilities	158,380
Net assets	$63,834,580
Net assets consist of
Paid-in capital	$62,979,955
Total distributable earnings (loss)	854,625
Net assets	$63,834,580

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,083,672 ÷ 203,460 shares)[1]	$10.24
Class I ($60,786,603 ÷ 5,935,875 shares)	$10.24
Class R6 ($964,305 ÷ 94,141 shares)	$10.24
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$561,587
Expenses
Investment management fees	143,853
Distribution and service fees	2,268
Accounting and legal services fees	5,425
Transfer agent fees	35,888
Trustees’ fees	562
Custodian fees	18,504
State registration fees	25,512
Printing and postage	8,996
Professional fees	27,426
Other	7,088
Total expenses	275,522
Less expense reductions	(77,529)
Net expenses	197,993
Net investment income	363,594
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	211,004
211,004
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(948,282)
(948,282)
Net realized and unrealized loss	(737,278)
Decrease in net assets from operations	$(373,684)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$363,594	$987,273
Net realized gain	211,004	1,327,772
Change in net unrealized appreciation (depreciation)	(948,282)	(2,116,541)
Increase (decrease) in net assets resulting from operations	(373,684)	198,504
Distributions to shareholders
From earnings
Class A	(13,825)	(52,304)
Class I	(533,600)	(1,675,075)
Class R6	(9,637)	(23,352)
Total distributions	(557,062)	(1,750,731)
From fund share transactions	1,505,727	173,478
Total increase (decrease)	574,981	(1,378,749)
Net assets
Beginning of period	63,259,599	64,638,348
End of period	$63,834,580	$63,259,599
18	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.39	$10.65	$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.05	0.15	0.18	0.18	0.14	0.06
Net realized and unrealized gain (loss) on investments	(0.12)	(0.15)	0.54	0.31	(0.27)	0.17
Total from investment operations	(0.07)	—	0.72	0.49	(0.13)	0.23
Less distributions
From net investment income	(0.08)	(0.18)	(0.21)	(0.20)	(0.17)	(0.07)
From net realized gain	—	(0.08)	—	—	(0.01)	—
Total distributions	(0.08)	(0.26)	(0.21)	(0.20)	(0.18)	(0.07)
Net asset value, end of period	$10.24	$10.39	$10.65	$10.14	$9.85	$10.16
Total return (%)[4,5]	(0.68)[6]	(0.03)	7.16	5.04	(1.31)	2.35[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$6	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[7]	1.12	1.15	1.12	1.39	2.02[7]
Expenses including reductions	0.86[7]	0.87	0.87	0.86	0.86	0.87[7]
Net investment income	0.88[7]	1.37	1.76	1.81	1.40	1.31[7]
Portfolio turnover (%)	17	50	34	37	83	61

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	19

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.39	$10.64	$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.06	0.16	0.21	0.20	0.16	0.07
Net realized and unrealized gain (loss) on investments	(0.12)	(0.12)	0.52	0.31	(0.27)	0.18
Total from investment operations	(0.06)	0.04	0.73	0.51	(0.11)	0.25
Less distributions
From net investment income	(0.09)	(0.21)	(0.23)	(0.22)	(0.19)	(0.09)
From net realized gain	—	(0.08)	—	—	(0.01)	—
Total distributions	(0.09)	(0.29)	(0.23)	(0.22)	(0.20)	(0.09)
Net asset value, end of period	$10.24	$10.39	$10.64	$10.14	$9.85	$10.16
Total return (%)[4]	(0.58)[5]	0.34	7.32	5.29	(1.06)	2.47[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$61	$58	$55	$48	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[6]	0.87	0.90	0.89	1.14	1.76[6]
Expenses including reductions	0.61[6]	0.62	0.62	0.63	0.61	0.61[6]
Net investment income	1.14[6]	1.53	2.01	2.05	1.65	1.58[6]
Portfolio turnover (%)	17	50	34	37	83	61

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.39	$10.65	$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.07	0.17	0.22	0.21	0.18	0.08
Net realized and unrealized gain (loss) on investments	(0.12)	(0.13)	0.54	0.31	(0.28)	0.17
Total from investment operations	(0.05)	0.04	0.76	0.52	(0.10)	0.25
Less distributions
From net investment income	(0.10)	(0.22)	(0.25)	(0.23)	(0.20)	(0.09)
From net realized gain	—	(0.08)	—	—	(0.01)	—
Total distributions	(0.10)	(0.30)	(0.25)	(0.23)	(0.21)	(0.09)
Net asset value, end of period	$10.24	$10.39	$10.65	$10.14	$9.85	$10.16
Total return (%)[4]	(0.52)[5]	0.35	7.54	5.41	(0.96)	2.52[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[6]	0.77	0.79	0.77	1.05	1.67[6]
Expenses including reductions	0.51[6]	0.51	0.51	0.51	0.51	0.52[6]
Net investment income	1.25[6]	1.63	2.13	2.16	1.75	1.67[6]
Portfolio turnover (%)	17	50	34	37	83	61

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
22	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$22,013,024	—	$22,013,024	—
Corporate bonds	30,270,258	—	30,270,258	—
Municipal bonds	3,916,916	—	3,916,916	—
Collateralized mortgage obligations	3,172,274	—	3,172,274	—
Asset backed securities	3,399,375	—	3,399,375	—
Short-term investments	863,442	$863,442	—	—
Total investments in securities	$63,635,289	$863,442	$62,771,847	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
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Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $1,785.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
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Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.500% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,181
Class I	74,077
Class	Expense reduction
Class R6	$1,271
Total	$77,529

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.21% of the fund’s average daily net assets.
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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,871 for the six months ended November 30, 2021. Of this amount, $424 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,447 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,268	$1,033
Class I	—	34,809
Class R6	—	46
Total	$2,268	$35,888
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
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Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	83,170	$863,998	104,481	$1,102,487
Distributions reinvested	1,332	13,774	2,383	25,189
Repurchased	(19,719)	(203,571)	(498,228)	(5,328,970)
Net increase (decrease)	64,783	$674,201	(391,364)	$(4,201,294)
Class I shares
Sold	339,449	$3,512,157	902,203	$9,554,151
Distributions reinvested	12,298	127,267	37,134	392,657
Repurchased	(274,173)	(2,841,874)	(536,016)	(5,608,144)
Net increase	77,574	$797,550	403,321	$4,338,664
Class R6 shares
Sold	53,174	$554,912	25,146	$266,359
Distributions reinvested	928	9,611	2,208	23,354
Repurchased	(50,979)	(530,547)	(23,751)	(253,605)
Net increase	3,123	$33,976	3,603	$36,108
Total net increase	145,480	$1,505,727	15,560	$173,478
Affiliates of the fund owned 75% of shares of Class I on November 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $4,356,762 and $7,368,545, respectively, for the six months ended November 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $7,370,487 and $3,113,703, respectively, for the six months ended November 30, 2021.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in identifying and analyzing material ESG issues. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers.
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR,
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LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Breckinridge Capital Advisors, Inc (the Subadvisor), for John Hancock ESG Core Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period ended December 31, 2020. The Board also noted that the fund underperformed its peer group median for the one-and three-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-year period and peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
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The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	33

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
34	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	35

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Breckinridge Capital Advisors, Inc.
Portfolio Managers
Matthew C. Buscone
Sara Chanda
Khurram Gillani
Jeffrey M. Glenn, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949166	468SA 11/21
1/2022

Semiannual report
John Hancock
Short Duration Bond Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
25	Financial statements
28	Financial highlights
33	Notes to financial statements
42	Evaluation of advisory and subadvisory agreements by the Board of Trustees
48	More information
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg U.S. Aggregate 1-3 Year Index, formerly known as Bloomberg Barclays U.S. Aggregate 1-3 Year Index, tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

COUNTRY COMPOSITION AS OF 11/30/2021 (% of net assets)
United States	76.5
Cayman Islands	6.1
United Kingdom	3.3
Canada	3.0
Netherlands	1.4
Luxembourg	1.4
Israel	1.3
Ireland	1.3
Other countries	5.7
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	Since inception (7-16-19)	6-month	Since inception (7-16-19)	as of 11-30-21	as of 11-30-21
Class A	-1.17	1.45	-2.37	3.49	1.46	1.45
Class C	-0.55	1.71	-1.40	4.11	0.75	0.74
Class I1	1.34	2.67	-0.01	6.46	1.75	1.74
Class R6[1]	1.45	2.80	0.04	6.78	1.85	1.84
Class NAV[1]	1.45	2.80	0.05	6.78	1.86	1.85
Index††	-0.21	1.71	-0.47	4.10	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 2.25% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	0.73	1.48	0.48	0.38	0.37
Net (%)	0.66	1.41	0.41	0.30	0.30
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate 1-3 Year Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate 1-3 Year Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	7-16-19	10,411	10,411	10,410
Class I1	7-16-19	10,646	10,646	10,410
Class R6[1]	7-16-19	10,678	10,678	10,410
Class NAV[1]	7-16-19	10,678	10,678	10,410
The Bloomberg U.S. Aggregate 1-3 Year Index, formerly known as Bloomberg Barclays U.S. Aggregate 1-3 Year Index, tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$998.60	$3.21	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%
Class C	Actual expenses/actual returns	1,000.00	995.90	6.95	1.39%
	Hypothetical example	1,000.00	1,018.10	7.03	1.39%
Class I	Actual expenses/actual returns	1,000.00	999.90	1.96	0.39%
	Hypothetical example	1,000.00	1,023.10	1.98	0.39%
Class R6	Actual expenses/actual returns	1,000.00	1,000.40	1.45	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%
Class NAV	Actual expenses/actual returns	1,000.00	1,000.50	1.40	0.28%
	Hypothetical example	1,000.00	1,023.70	1.42	0.28%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 6.3%				$35,926,114
(Cost $36,211,245)
U.S. Government 6.1%				34,763,415
U.S. Treasury
Note	0.125	04-30-23	16,000,000	15,939,993
Note	0.250	05-15-24	10,000,000	9,888,672
Note	1.375	01-31-25	8,800,000	8,934,750
U.S. Government Agency 0.2%				1,162,699
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.613%) (A)	1.862	11-01-44	215,610	225,014
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.568%) (A)	1.939	04-01-47	97,234	101,388
30 Yr Pass Thru (12 month LIBOR + 1.622%) (A)	1.952	03-01-43	275,414	287,792
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	12-20-47	340,379	347,028

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	03-20-48	197,630	201,477
Corporate bonds 59.8%				$339,412,015
(Cost $341,221,818)
Communication services 5.5%				31,113,443
Diversified telecommunication services 2.1%
AT&T, Inc.	0.900	03-25-24	4,000,000	3,974,214
Cincinnati Bell, Inc. (B)	7.000	07-15-24	187,000	190,273
Cogent Communications Group, Inc. (B)	5.375	03-01-22	396,000	396,000
Kenbourne Invest SA (B)	6.875	11-26-24	2,150,000	2,241,375
Radiate Holdco LLC (B)	4.500	09-15-26	2,150,000	2,136,627
Telecom Italia SpA (B)	5.303	05-30-24	3,000,000	3,111,720
Entertainment 0.3%
Netflix, Inc.	5.750	03-01-24	1,440,000	1,571,400
Interactive media and services 0.4%
TripAdvisor, Inc. (B)	7.000	07-15-25	2,300,000	2,411,757
Media 1.7%
Altice France Holding SA (B)	10.500	05-15-27	1,250,000	1,345,400
CCO Holdings LLC (B)	4.000	03-01-23	400,000	400,268
Charter Communications Operating LLC	4.908	07-23-25	2,000,000	2,206,503
CSC Holdings LLC	5.250	06-01-24	500,000	519,505
DISH DBS Corp.	5.000	03-15-23	1,250,000	1,270,000
Meredith Corp.	6.500	07-01-25	1,000,000	1,063,750
Univision Communications, Inc. (B)	9.500	05-01-25	2,500,000	2,681,250
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 1.0%
Sprint Corp.	7.125	06-15-24	1,440,000	$1,613,563
Sprint Corp.	7.875	09-15-23	575,000	631,781
T-Mobile USA, Inc.	3.500	04-15-25	3,165,000	3,348,057
Consumer discretionary 10.7%				60,539,367
Auto components 0.3%
ZF North America Capital, Inc. (B)	4.750	04-29-25	1,500,000	1,596,960
Automobiles 3.2%
BMW US Capital LLC (B)	3.800	04-06-23	1,150,000	1,196,810
Daimler Finance North America LLC (B)	0.750	03-01-24	2,300,000	2,281,479
Ford Motor Credit Company LLC	3.810	01-09-24	1,495,000	1,534,244
Ford Motor Credit Company LLC	5.125	06-16-25	3,290,000	3,556,095
General Motors Financial Company, Inc.	2.900	02-26-25	2,900,000	3,004,196
Hyundai Capital America (B)	1.000	09-17-24	640,000	631,547
Hyundai Capital America (B)	2.375	02-10-23	2,300,000	2,338,004
Nissan Motor Acceptance Company LLC (B)	1.050	03-08-24	3,450,000	3,399,917
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	322,000	317,145
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (B)	7.125	07-31-26	227,000	232,857
Stena International SA (B)	6.125	02-01-25	1,150,000	1,178,750
Hotels, restaurants and leisure 3.7%
Dave & Buster’s, Inc. (B)	7.625	11-01-25	1,600,000	1,696,000
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25	2,800,000	2,895,928
Hyatt Hotels Corp.	1.800	10-01-24	339,000	339,322
Hyatt Hotels Corp.	3.375	07-15-23	1,150,000	1,182,752
Hyatt Hotels Corp.	5.375	04-23-25	2,015,000	2,239,007
International Game Technology PLC (B)	6.500	02-15-25	2,225,000	2,414,125
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	645,000	657,900
Life Time, Inc. (B)	8.000	04-15-26	1,033,000	1,058,825
Marriott International, Inc.	3.600	04-15-24	575,000	604,058
Marriott International, Inc.	5.750	05-01-25	2,610,000	2,945,676
Marriott Ownership Resorts, Inc. (B)	6.125	09-15-25	1,000,000	1,038,300
MGM Resorts International	5.750	06-15-25	1,250,000	1,318,925
Royal Caribbean Cruises, Ltd. (B)	9.125	06-15-23	1,000,000	1,060,655
Travel + Leisure Company	3.900	03-01-23	1,150,000	1,158,625
Travel + Leisure Company	6.600	10-01-25	575,000	626,750
Household durables 1.7%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,334,108
DR Horton, Inc.	4.375	09-15-22	575,000	585,841
Empire Communities Corp. (B)	7.000	12-15-25	2,320,000	2,376,794
MDC Holdings, Inc.	5.500	01-15-24	1,150,000	1,247,060
Taylor Morrison Communities, Inc. (B)	5.625	03-01-24	2,725,000	2,885,094
10	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.5%
Expedia Group, Inc.	4.500	08-15-24	2,590,000	$2,774,559
Multiline retail 0.6%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,447,500
Specialty retail 0.4%
Specialty Building Products Holdings LLC (B)	6.375	09-30-26	2,300,000	2,383,559
Consumer staples 1.7%				9,841,221
Beverages 0.1%
Constellation Brands, Inc.	3.200	02-15-23	690,000	707,637
Food products 1.1%
Conagra Brands, Inc.	0.500	08-11-23	2,486,000	2,469,331
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	1,290,000	1,361,569
JDE Peet’s NV (B)	0.800	09-24-24	2,397,000	2,349,267
Household products 0.3%
Kronos Acquisition Holdings, Inc. (B)	5.000	12-31-26	1,735,000	1,720,916
Personal products 0.2%
Unilever Capital Corp.	0.626	08-12-24	1,243,000	1,232,501
Energy 5.5%				31,102,749
Energy equipment and services 0.1%
CSI Compressco LP (B)	7.500	04-01-25	93,000	94,163
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (B)	10.000	04-01-26	302,373	294,814
Oil, gas and consumable fuels 5.4%
Aker BP ASA (B)	3.000	01-15-25	2,400,000	2,497,576
Antero Resources Corp.	5.000	03-01-25	2,000,000	2,010,000
Buckeye Partners LP (B)	4.125	03-01-25	1,575,000	1,584,608
Buckeye Partners LP	4.150	07-01-23	460,000	470,350
Cenovus Energy, Inc.	5.375	07-15-25	2,500,000	2,777,495
Endeavor Energy Resources LP (B)	6.625	07-15-25	2,000,000	2,102,500
Energean Israel Finance, Ltd. (B)	4.500	03-30-24	2,300,000	2,300,413
Energy Transfer LP	4.250	04-01-24	3,800,000	4,002,240
Hess Corp.	3.500	07-15-24	2,000,000	2,091,330
Leviathan Bond, Ltd. (B)	5.750	06-30-23	1,150,000	1,175,516
Leviathan Bond, Ltd. (B)	6.125	06-30-25	1,440,000	1,511,926
Midwest Connector Capital Company LLC (B)	3.625	04-01-22	614,000	618,255
MPLX LP	3.500	12-01-22	575,000	589,015
Parkland Corp. (B)	5.875	07-15-27	2,300,000	2,409,250
Phillips 66	0.900	02-15-24	1,150,000	1,141,291
Phillips 66	3.700	04-06-23	61,000	63,244
Phillips 66 Partners LP	3.605	02-15-25	1,150,000	1,216,993
The Williams Companies, Inc.	3.900	01-15-25	1,150,000	1,229,098
The Williams Companies, Inc.	4.500	11-15-23	873,000	922,672
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials 11.2%				$63,366,999
Banks 6.3%
Bank of America Corp.	4.200	08-26-24	2,300,000	2,471,563
Barclays Bank PLC	7.625	11-21-22	1,150,000	1,215,878
Barclays PLC	4.375	09-11-24	2,150,000	2,300,334
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,483,374
Citigroup, Inc.	3.875	03-26-25	2,000,000	2,140,788
Cooperatieve Rabobank UA	0.375	01-12-24	2,015,000	1,992,235
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,977,489
HSBC Holdings PLC	4.250	08-18-25	2,500,000	2,695,019
Lloyds Banking Group PLC (0.695% to 5-11-23, then 1 Year CMT + 0.550%)	0.695	05-11-24	3,450,000	3,437,667
NatWest Group PLC	3.875	09-12-23	2,690,000	2,811,978
NatWest Markets PLC (B)	0.800	08-12-24	2,000,000	1,972,934
Regions Financial Corp.	2.250	05-18-25	3,000,000	3,081,401
Santander Holdings USA, Inc.	3.244	10-05-26	865,000	905,077
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	2,110,073
Santander Holdings USA, Inc.	3.500	06-07-24	2,300,000	2,406,953
Synovus Bank (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,150,000	1,152,219
Wells Fargo & Company	4.125	08-15-23	575,000	605,197
Capital markets 2.5%
Ares Capital Corp.	3.250	07-15-25	2,000,000	2,059,197
Ares Capital Corp.	4.200	06-10-24	3,165,000	3,334,543
Blackstone Private Credit Fund (B)	2.350	11-22-24	676,000	676,137
Credit Suisse Group AG (B)	3.574	01-09-23	1,150,000	1,153,189
Deutsche Bank AG	0.898	05-28-24	1,500,000	1,489,824
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	2,500,000	2,491,019
Hercules Capital, Inc.	2.625	09-16-26	456,000	449,866
Morgan Stanley (0.731% to 4-5-23, then SOFR + 0.616%)	0.731	04-05-24	2,500,000	2,493,619
Consumer finance 0.7%
Ally Financial, Inc.	1.450	10-02-23	1,150,000	1,155,086
Ally Financial, Inc.	3.875	05-21-24	2,400,000	2,529,675
Diversified financial services 0.8%
Brightstar Escrow Corp. (B)	9.750	10-15-25	2,000,000	2,137,500
GE Capital Funding LLC	3.450	05-15-25	2,500,000	2,667,424
Insurance 0.9%
Athene Global Funding (B)	1.200	10-13-23	1,725,000	1,733,372
Athene Global Funding (B)	2.500	01-14-25	1,500,000	1,544,608
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	575,000	603,244
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,066,000	1,088,517
12	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 2.2%				$12,789,210
Biotechnology 0.2%
AbbVie, Inc.	2.600	11-21-24	1,200,000	1,243,921
Health care equipment and supplies 0.4%
Varex Imaging Corp. (B)	7.875	10-15-27	1,893,000	2,082,300
Health care providers and services 0.5%
Encompass Health Corp.	5.125	03-15-23	132,000	132,000
HCA, Inc.	5.375	02-01-25	1,000,000	1,090,625
HCA, Inc.	5.875	05-01-23	1,150,000	1,215,297
MEDNAX, Inc. (B)	6.250	01-15-27	599,000	625,176
Pharmaceuticals 1.1%
Astrazeneca Finance LLC	0.700	05-28-24	3,000,000	2,969,653
Bausch Health Companies, Inc. (B)	6.125	04-15-25	960,000	969,600
Mylan, Inc.	4.200	11-29-23	1,250,000	1,317,034
Royalty Pharma PLC	0.750	09-02-23	1,150,000	1,143,604
Industrials 10.1%				57,085,632
Aerospace and defense 1.4%
DAE Funding LLC (B)	1.550	08-01-24	2,525,000	2,477,783
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	72,135
Huntington Ingalls Industries, Inc. (B)	0.670	08-16-23	2,486,000	2,471,477
The Boeing Company	1.950	02-01-24	2,440,000	2,473,773
The Boeing Company	4.508	05-01-23	575,000	600,308
Airlines 1.8%
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	56,571	63,345
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	2,160,266	2,128,453
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	170,412	177,901
Delta Air Lines, Inc.	3.625	03-15-22	575,000	575,719
Delta Air Lines, Inc. (B)	4.500	10-20-25	2,000,000	2,096,638
Mileage Plus Holdings LLC (B)	6.500	06-20-27	2,000,000	2,135,000
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	311,603	309,265
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	170,728	174,872
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,246,676	2,376,836
Commercial services and supplies 0.9%
GFL Environmental, Inc. (B)	3.750	08-01-25	3,000,000	3,037,500
Prime Security Services Borrower LLC (B)	5.250	04-15-24	2,000,000	2,095,000
Construction and engineering 1.1%
Picasso Finance Sub, Inc. (B)	6.125	06-15-25	1,798,000	1,867,673
Quanta Services, Inc.	0.950	10-01-24	1,318,000	1,304,316
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Tutor Perini Corp. (B)	6.875	05-01-25	3,000,000	$3,000,000
Industrial conglomerates 0.5%
Siemens Financieringsmaatschappij NV (B)	0.650	03-11-24	2,875,000	2,857,556
Machinery 0.2%
CNH Industrial Capital LLC	1.950	07-02-23	1,150,000	1,167,836
Professional services 0.1%
IHS Markit, Ltd. (B)	5.000	11-01-22	575,000	591,388
Road and rail 0.9%
Avis Budget Car Rental LLC (B)	5.750	07-15-27	2,300,000	2,386,250
Uber Technologies, Inc. (B)	7.500	05-15-25	2,500,000	2,634,375
Trading companies and distributors 2.7%
AerCap Ireland Capital DAC	1.650	10-29-24	3,000,000	2,994,589
AerCap Ireland Capital DAC	3.150	02-15-24	2,500,000	2,581,131
Air Lease Corp.	0.700	02-15-24	1,000,000	985,890
Air Lease Corp.	2.250	01-15-23	76,000	77,179
Alta Equipment Group, Inc. (B)	5.625	04-15-26	2,500,000	2,553,875
Ashtead Capital, Inc. (B)	1.500	08-12-26	335,000	328,150
Triton Container International, Ltd. (B)	0.800	08-01-23	2,570,000	2,550,035
Triton Container International, Ltd. (B)	1.150	06-07-24	3,000,000	2,966,102
Transportation infrastructure 0.5%
Adani Ports & Special Economic Zone, Ltd. (B)	3.375	07-24-24	2,875,000	2,973,282
Information technology 2.9%				16,620,831
IT services 0.4%
Sabre GLBL, Inc. (B)	7.375	09-01-25	2,590,000	2,680,650
Semiconductors and semiconductor equipment 1.3%
Microchip Technology, Inc. (B)	0.972	02-15-24	1,150,000	1,139,421
Microchip Technology, Inc. (B)	0.983	09-01-24	2,000,000	1,971,108
Microchip Technology, Inc.	2.670	09-01-23	575,000	589,956
NXP BV (B)	4.625	06-01-23	575,000	604,719
Renesas Electronics Corp. (B)	1.543	11-26-24	495,000	494,810
Skyworks Solutions, Inc.	0.900	06-01-23	2,450,000	2,441,978
Software 1.0%
Infor, Inc. (B)	1.450	07-15-23	103,000	103,546
salesforce.com, Inc.	0.625	07-15-24	2,798,000	2,774,376
VMware, Inc.	1.000	08-15-24	2,742,000	2,722,481
Technology hardware, storage and peripherals 0.2%
Dell International LLC	5.450	06-15-23	1,035,000	1,097,786
Materials 5.1%				28,841,087
Chemicals 0.9%
CVR Partners LP (B)	9.250	06-15-23	267,000	267,641
14	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
FS Luxembourg Sarl (B)	10.000	12-15-25	790,000	$858,343
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	512,739
Tronox, Inc. (B)	6.500	05-01-25	2,000,000	2,092,500
WR Grace Holdings LLC (B)	5.625	10-01-24	1,150,000	1,223,721
Construction materials 0.6%
Cemex SAB de CV (B)	7.375	06-05-27	2,875,000	3,149,793
Containers and packaging 1.4%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	1,575,000	1,592,813
Ball Corp.	4.000	11-15-23	1,150,000	1,202,072
Can-Pack SA (B)	3.125	11-01-25	935,000	928,362
Graphic Packaging International LLC (B)	0.821	04-15-24	2,875,000	2,840,436
Sealed Air Corp. (B)	5.250	04-01-23	865,000	898,649
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	575,000	596,563
Metals and mining 2.2%
Anglo American Capital PLC (B)	3.625	09-11-24	1,150,000	1,212,911
Anglo American Capital PLC (B)	4.875	05-14-25	489,000	538,395
Arconic Corp. (B)	6.125	02-15-28	1,538,000	1,599,243
First Quantum Minerals, Ltd. (B)	6.500	03-01-24	1,200,000	1,213,620
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	1,650,000	1,744,050
Freeport-McMoRan, Inc.	4.550	11-14-24	2,150,000	2,299,490
Hudbay Minerals, Inc. (B)	4.500	04-01-26	2,000,000	1,965,000
Volcan Cia Minera SAA (B)	5.375	02-02-22	2,110,000	2,104,746
Real estate 2.3%				13,131,062
Equity real estate investment trusts 2.3%
GLP Capital LP	5.250	06-01-25	2,500,000	2,750,700
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,808,142
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,379,060
MGM Growth Properties Operating Partnership LP	5.625	05-01-24	2,000,000	2,138,840
VICI Properties LP (B)	3.500	02-15-25	2,000,000	2,021,820
VICI Properties LP (B)	4.250	12-01-26	1,000,000	1,032,500
Utilities 2.6%				14,980,414
Electric utilities 1.4%
Eversource Energy	2.800	05-01-23	575,000	587,264
FirstEnergy Corp.	3.350	07-15-22	575,000	577,444
FirstEnergy Corp.	4.750	03-15-23	950,000	976,629
Israel Electric Corp., Ltd. (B)	5.000	11-12-24	1,200,000	1,306,632
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	1,000,000	1,084,452
NRG Energy, Inc. (B)	3.750	06-15-24	1,440,000	1,503,978
Vistra Operations Company LLC (B)	5.000	07-31-27	1,725,000	1,743,216
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	2,000,000	$2,140,000
AmeriGas Partners LP	5.625	05-20-24	1,440,000	1,533,600
Multi-utilities 0.6%
CenterPoint Energy, Inc. (SOFR + 0.650%) (A)	0.700	05-13-24	2,500,000	2,499,875

CenterPoint Energy, Inc.	2.500	09-01-24	1,000,000	1,027,324
Municipal bonds 0.9%				$5,022,740
(Cost $4,920,443)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,085,220
Port Authority of New York & New Jersey	1.086	07-01-23	1,000,000	1,007,760
Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,641,939
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,031,872

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	255,949
Term loans (C) 6.5%				$36,934,664
(Cost $37,132,122)
Communication services 0.9%				5,002,854
Diversified telecommunication services 0.3%
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.340	03-15-27	1,673,755	1,639,242
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	12-06-27	1,141,375	1,129,756
Media 0.4%
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	2.589	01-31-28	2,265,000	2,233,856
Consumer discretionary 1.3%				7,613,004
Auto components 0.3%
Dealer Tire LLC, 2020 Term Loan B (1 month LIBOR + 4.250%)	4.340	12-12-25	1,558,106	1,545,766
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd., Term Loan (D)	TBD	08-01-26	1,476,162	1,474,937
Hotels, restaurants and leisure 0.3%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	4.000	10-18-28	446,000	438,195
CCM Merger, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%)	4.500	11-04-25	1,492,909	1,488,251
Specialty retail 0.5%
Specialty Building Products Holdings LLC, Initial Term Loan (D)	TBD	10-15-28	2,686,000	2,665,855
16	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 0.3%				$1,800,467
Insurance 0.3%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	3.131	05-16-24	1,819,646	1,800,467
Industrials 1.0%				5,565,352
Commercial services and supplies 0.9%
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	4.000	05-17-28	2,493,750	2,487,516
TTF Holdings LLC, Initial Term Loan (D)	TBD	03-26-28	2,727,083	2,713,448
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	369,000	364,388
Information technology 1.5%				8,507,336
IT services 0.3%
Virtusa Corp., First Lien Term Loan B (1 month LIBOR + 3.750%)	4.500	02-11-28	1,776,075	1,770,889
Software 1.2%
Avaya, Inc., Term Loan B1 (1 month LIBOR + 4.250%)	4.339	12-15-27	1,532,410	1,527,491
Boxer Parent Company, Inc., 2021 USD Term Loan (3 month LIBOR + 3.750%)	3.881	10-02-25	1,744,559	1,724,933
Cornerstone OnDemand, Inc., Initial Term Loan (3 month LIBOR + 3.750%)	4.250	10-15-28	1,230,000	1,222,829
Grab Holdings, Inc., Term Loan B (1 month LIBOR + 4.500%)	5.500	01-29-26	2,244,361	2,261,194
Materials 1.5%				8,445,651
Chemicals 0.8%
Ineos US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	3.250	01-21-26	2,294,250	2,286,358
LSF11 Skycraper Holdco SARL, USD Facility B3 (3 month LIBOR + 3.500%)	4.250	09-30-27	2,054,688	2,047,846
Containers and packaging 0.7%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.337	04-03-24	2,842,505	2,783,523
Pactiv Evergreen Group Holdings, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	09-20-28	200,000	198,750

Pactiv Evergreen Group Holdings, Inc., USD 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.340	02-05-26	1,141,375	1,129,174
Collateralized mortgage obligations 5.0%				$28,586,164
(Cost $28,596,555)
Commercial and residential 3.9%				21,990,442
Angel Oak Mortgage Trust I LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-3, Class A2 (B)(E)	3.751	09-25-48	50,659	$50,849
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(E)	3.805	01-25-49	190,446	191,663
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.060	03-15-37	250,000	244,360
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	4.123	09-15-32	175,000	175,952
Bellemeade Re, Ltd.
Series 2021-2A, Class M1A (SOFR + 1.200%) (A)(B)	1.250	06-25-31	2,700,000	2,697,170
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	1,413,761	1,396,696
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (SOFR + 0.750%) (A)(B)	0.800	01-25-70	2,185,107	2,183,630
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	1.411	03-15-37	2,722,000	2,711,732
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(B)	0.950	11-15-26	378,000	377,058
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	1.839	12-15-37	99,000	98,751
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(B)	2.639	12-15-37	100,000	99,658
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	118,204	118,182
Series 2020-2, Class A1 (B)(E)	1.853	03-25-65	278,170	278,867
Series 2020-3, Class A1 (B)(E)	1.506	04-27-65	244,853	245,130
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(B)	1.690	05-15-36	423,000	422,431
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	1.139	05-15-36	250,000	248,901
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	1.439	05-15-36	250,000	248,744
Life Mortgage Trust
Series 2021-BMR, Class C (1 month LIBOR + 1.100%) (A)(B)	1.190	03-15-38	1,000,000	991,583
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	311,876	323,785
Radnor RE, Ltd.
Series 2021-1, Class M1A (SOFR + 1.650%) (A)(B)	1.700	12-27-33	2,000,000	1,999,323
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	76,546	76,918
Towd Point HE Trust
Series 2021-HE1, Class A1 (B)(E)	0.918	02-25-63	1,525,193	1,521,052
TPGI Trust
18	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-DGWD, Class C (1 month LIBOR + 1.150%) (A)(B)	1.240	06-15-26	2,000,000	$1,996,450
VASA Trust
Series 2021-VASA, Class D (1 month LIBOR + 2.100%) (A)(B)	2.190	07-15-39	3,000,000	3,000,832
Vista Point Securitization Trust
Series 2020-1, Class A1 (B)(E)	1.763	03-25-65	289,790	290,725
U.S. Government Agency 1.1%				6,595,722
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class M1 (SOFR + 0.800%) (A)(B)	0.850	08-25-33	1,327,478	1,328,090
Series 2021-DNA6, Class M2 (SOFR + 1.500%) (A)(B)	1.550	10-25-41	1,950,000	1,952,748
Series 2021-HQA1, Class M1 (SOFR + 0.700%) (A)(B)	0.750	08-25-33	741,520	741,688
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	0.489	05-15-36	84,361	85,238
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	1.039	12-15-31	73,883	75,584
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	0.489	04-15-27	43,022	43,107
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	1.139	11-15-36	115,021	118,666
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	0.489	09-15-45	103,859	105,051
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	0.589	08-15-46	110,575	111,771
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	0.489	10-15-46	83,971	84,694
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	0.692	01-25-34	274,969	278,836
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	0.842	02-25-33	108,376	110,279
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	0.492	11-25-36	98,660	99,612
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	0.392	01-25-37	136,767	138,052
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	0.342	07-25-36	93,757	93,881
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	0.912	03-25-37	111,702	114,396
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	0.489	03-25-36	74,299	74,206
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	0.542	11-25-40	88,653	89,472
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	0.562	12-25-40	163,375	165,647
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	0.592	02-25-42	44,246	44,824
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	0.442	11-25-44	193,673	$194,954
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	0.586	01-25-47	343,235	348,689

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	0.532	07-25-46	194,766	196,237
Asset backed securities 19.8%				$112,437,848
(Cost $113,271,530)
Asset backed securities 19.8%				112,437,848
Aimco CLO, Ltd.
Series 2020-12A, Class D (3 month LIBOR + 3.400%) (A)(B)	3.522	01-17-32	3,750,000	3,754,009
American Tower Trust
Series 2013, Class 2A (B)	3.070	03-15-48	500,000	500,499
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D	3.420	04-18-23	432,368	433,055
AMMC CLO, Ltd.
Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	1.382	11-02-30	500,000	500,025
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (B)	2.300	11-22-27	4,000,000	3,975,273
Amur Equipment Finance Receivables VII LLC
Series 2019-1A, Class A2 (B)	2.630	06-20-24	188,779	190,726
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	697,950	706,623
Arm Master Trust
Series 2021-T2, Class A (B)	1.420	01-15-24	2,460,000	2,459,924
Barings Middle Market CLO, Ltd.
Series 2017-1A, Class XR (3 month LIBOR + 1.250%) (A)(B)	1.425	01-20-34	4,000,000	4,000,000
BCC Funding XIV LLC
Series 2018-1A, Class D (B)	4.610	08-21-23	1,500,000	1,502,011
BCC Funding XVI LLC
Series 2019-1A, Class A2 (B)	2.460	08-20-24	157,352	158,732
BCC Funding XVII LLC
Series 2020-1, Class A2 (B)	0.910	08-20-25	1,147,871	1,149,770
BHG Securitization Trust
Series 2021-A, Class A (B)	1.420	11-17-33	2,485,773	2,475,192
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	1,904,332	1,965,378
Capital Automotive LLC
Series 2017-1A, Class A1 (B)	3.870	04-15-47	905,269	905,830
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,128,221
CARS-DB5 LP
Series 2021-1A, Class A3 (B)	1.920	08-15-51	3,512,000	3,468,143
CCG Receivables Trust
Series 2019-1, Class B (B)	3.220	09-14-26	610,000	622,152
20	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Chase Auto Credit Linked Notes
Series 2020-1, Class C (B)	1.389	01-25-28	495,466	$497,296
Series 2021-1, Class B (B)	0.875	09-25-28	2,329,720	2,325,120
Series 2021-2, Class B (B)	0.889	12-26-28	1,810,372	1,803,813
Series 2021-3, Class D (B)	1.009	02-26-29	1,473,369	1,463,728
Chesapeake Funding II LLC
Series 2020-1A, Class A1 (B)	0.870	08-16-32	165,458	165,813
CIFC Funding, Ltd.
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	1.172	04-20-31	555,000	555,215
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	2,620,500	2,596,202
Crossroads Asset Trust
Series 2021-A, Class D (B)	2.520	01-20-26	322,000	317,896
Cutwater, Ltd.
Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	1.824	07-15-26	662,896	663,108
DLLAA LLC
Series 2021-1A, Class A3 (B)	0.670	04-17-26	5,000,000	4,956,311
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	1.092	07-25-69	379,736	383,711
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (B)	3.310	03-25-30	1,015,004	1,028,673
Series 2019-A, Class A (B)	2.610	01-25-34	74,049	74,673
Encina Equipment Finance LLC
Series 2021-1A, Class C (B)	1.390	06-15-27	500,000	496,242
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	2,116,000	2,113,483
ExteNet LLC
Series 2019-1A, Class C (B)	5.219	07-26-49	3,000,000	3,098,740
First Investors Auto Owner Trust
Series 2021-1A, Class C (B)	1.170	03-15-27	640,000	633,281
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	551,830	570,945
Flagship CLO VIII, Ltd.
Series 2014-8A, Class CRR (3 month LIBOR + 1.800%) (A)(B)	1.922	01-16-26	1,400,000	1,399,399
Flagship Credit Auto Trust
Series 2018-2, Class D (B)	4.230	09-16-24	730,000	754,629
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (B)	3.857	04-30-47	2,976,623	3,021,874
Galaxy XXVI CLO, Ltd.
Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	1.360	11-22-31	685,921	685,688
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	444,319
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month LIBOR + 1.700%) (A)(B)	1.824	01-25-32	3,000,000	2,992,293
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 2.950%) (A)(B)	3.081	07-20-31	1,500,000	$1,503,104
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class D1 (3 month LIBOR + 4.250%) (A)(B)	4.379	11-30-32	1,000,000	1,006,316
Series 2020-3A, Class E (3 month LIBOR + 8.340%) (A)(B)	8.468	11-30-32	875,000	884,765
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	1,128,673	1,146,645
Honda Auto Receivables Owner Trust
Series 2021-2, Class A3	0.330	08-15-25	2,000,000	1,986,565
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	506,629
Series 2020-1A, Class C (B)	2.030	02-20-30	1,000,000	1,011,521
Series 2021-2A, Class D (B)	1.290	03-20-29	2,240,000	2,211,021
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	744,178
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (B)	0.560	06-13-28	2,000,000	1,977,457
Mountain View CLO, Ltd.
Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (A)(B)	2.124	10-15-26	2,000,000	1,999,164
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	5,371,002	5,515,042
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	1.689	10-15-31	249,000	253,116
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month LIBOR + 1.900%) (A)(B)	2.024	07-15-34	500,000	500,077
NMEF Funding LLC
Series 2019-A, Class A (B)	2.730	08-17-26	64,566	64,666
Oasis LLC
Series 2020-1A, Class A (B)	3.820	01-15-32	168,412	168,653
Series 2020-2A, Class A (B)	4.262	05-15-32	166,464	167,312
Oasis Securitization Funding LLC
Series 2021-1A, Class A (B)	2.579	02-15-33	743,903	744,727
Series 2021-2A, Class A (B)	2.143	10-15-33	3,000,000	2,998,041
OCP CLO, Ltd.
Series 2015-10A, Class BR (3 month LIBOR + 1.850%) (A)(B)	1.975	10-26-27	3,000,000	3,000,000
OZLM XII, Ltd.
Series 2015-12A, Class BR (3 month LIBOR + 2.050%) (A)(B)	2.182	04-30-27	3,525,000	3,525,278
Parallel, Ltd.
Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (A)(B)	3.531	07-20-34	1,000,000	987,149
Small Business Lending Trust
Series 2020-A, Class A (B)	2.620	12-15-26	85,230	85,353
22	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	172,027	$172,744
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	0.839	10-15-35	529,111	530,651
STAR Trust
Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (A)(B)	0.692	04-17-38	2,491,925	2,490,196
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month LIBOR + 1.400%) (A)(B)	1.571	12-29-29	3,000,000	2,994,984
Symphony Static CLO I, Ltd.
Series 2021-1A, Class E1 (3 month LIBOR + 5.350%) (A)(B)	5.479	10-25-29	3,000,000	2,975,259
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	1,057,663	1,112,427
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (B)	1.910	09-15-26	1,000,000	1,009,856
Towd Point Mortgage Trust
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	58,775	60,611
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	142,509	146,279
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	2,972,750	2,951,085
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	358,000	357,595
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	1.712	10-20-28	500,000	495,977
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (B)	2.840	07-15-24	659,752	663,590
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	774,525	551,800

	Par value^	Value
Escrow certificates 0.0%		$1,200
(Cost $0)
LSC Communications, Inc. (B)(F)	400,000	1,200

	Yield (%)	Shares	Value
Short-term investments 1.7%			$9,470,540
(Cost $9,470,540)
Short-term funds 1.7%			9,470,540
Federated Government Obligations Fund, Institutional Class	0.0300(G)	9,470,540	9,470,540

Total investments (Cost $570,824,253) 100.0%	$567,791,285
Other assets and liabilities, net 0.0%	64,371
Total net assets 100.0%	$567,855,656

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	23

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $289,699,024 or 51.0% of the fund’s net assets as of 11-30-21.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 11-30-21.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $574,805,787. Net unrealized depreciation aggregated to $7,014,502, of which $1,050,617 related to gross unrealized appreciation and $8,065,119 related to gross unrealized depreciation.
24	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $570,824,253)	$567,791,285
Cash	89,525
Interest receivable	3,516,701
Receivable for fund shares sold	1,427,303
Receivable for investments sold	4,332
Other assets	77,689
Total assets	572,906,835
Liabilities
Distributions payable	1,349,616
Payable for investments purchased	3,000,000
Payable for fund shares repurchased	588,430
Payable to affiliates
Accounting and legal services fees	27,671
Transfer agent fees	3,100
Trustees’ fees	55
Other liabilities and accrued expenses	82,307
Total liabilities	5,051,179
Net assets	$567,855,656
Net assets consist of
Paid-in capital	$574,913,680
Total distributable earnings (loss)	(7,058,024)
Net assets	$567,855,656

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,427,885 ÷ 748,716 shares)[1]	$9.92
Class C ($526,997 ÷ 53,081 shares)[1]	$9.93
Class I ($24,944,825 ÷ 2,514,221 shares)	$9.92
Class R6 ($629,071 ÷ 63,388 shares)	$9.92
Class NAV ($534,326,878 ÷ 53,861,214 shares)	$9.92
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.15

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	25

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$6,051,272
Expenses
Investment management fees	595,981
Distribution and service fees	11,320
Accounting and legal services fees	48,531
Transfer agent fees	19,133
Trustees’ fees	3,985
Custodian fees	73,636
State registration fees	31,410
Printing and postage	6,332
Professional fees	36,523
Other	25,437
Total expenses	852,288
Less expense reductions	(26,306)
Net expenses	825,982
Net investment income	5,225,290
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	287,662
287,662
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,242,329)
(5,242,329)
Net realized and unrealized loss	(4,954,667)
Increase in net assets from operations	$270,623
26	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$5,225,290	$5,442,541
Net realized gain	287,662	1,101,045
Change in net unrealized appreciation (depreciation)	(5,242,329)	3,691,882
Increase in net assets resulting from operations	270,623	10,235,468
Distributions to shareholders
From earnings
Class A	(86,733)	(92,854)
Class C	(4,839)	(6,735)
Class I	(361,529)	(272,474)
Class R6	(8,326)	(10,360)
Class NAV	(7,756,036)	(7,283,377)
Total distributions	(8,217,463)	(7,665,800)
From fund share transactions	35,814,715	374,195,493
Total increase	27,867,875	376,765,161
Net assets
Beginning of period	539,987,781	163,222,620
End of period	$567,855,656	$539,987,781
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	27

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.06	$9.90	$10.00
Net investment income[3]	0.07	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.08)	0.25	(0.03)
Total from investment operations	(0.01)	0.43	0.15
Less distributions
From net investment income	(0.13)	(0.27)	(0.25)
Net asset value, end of period	$9.92	$10.06	$9.90
Total return (%)[4,5]	(0.14)[6]	4.39	1.56[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[7]	0.72	0.84[7]
Expenses including reductions	0.64[7]	0.65	0.65[7]
Net investment income	1.48[7]	1.80	2.03[7]
Portfolio turnover (%)	21	55	58

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
28	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.07	$9.90	$10.00
Net investment income[3]	0.04	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.09)	0.26	(0.04)
Total from investment operations	(0.05)	0.37	0.09
Less distributions
From net investment income	(0.09)	(0.20)	(0.19)
Net asset value, end of period	$9.93	$10.07	$9.90
Total return (%)[4,5]	(0.41)[6]	3.61	0.90[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[8]	1.47	1.59[8]
Expenses including reductions	1.39[8]	1.40	1.40[8]
Net investment income	0.73[8]	1.07	1.47[8]
Portfolio turnover (%)	21	55	58

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	29

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.06	$9.90	$10.00
Net investment income[3]	0.09	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.09)	0.25	(0.01)
Total from investment operations	—	0.45	0.17
Less distributions
From net investment income	(0.14)	(0.29)	(0.27)
Net asset value, end of period	$9.92	$10.06	$9.90
Total return (%)[4]	(0.01)[5]	4.64	1.75[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$25	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40[6]	0.47	0.60[6]
Expenses including reductions	0.39[6]	0.40	0.40[6]
Net investment income	1.72[6]	1.99	2.04[6]
Portfolio turnover (%)	21	55	58

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
30	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.06	$9.90	$10.00
Net investment income[3]	0.09	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.09)	0.25	(0.01)
Total from investment operations	—	0.47	0.19
Less distributions
From net investment income	(0.14)	(0.31)	(0.29)
Net asset value, end of period	$9.92	$10.06	$9.90
Total return (%)[4]	0.04[5]	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.30[7]	0.37	0.48[7]
Expenses including reductions	0.29[7]	0.29	0.29[7]
Net investment income	1.83[7]	2.18	2.32[7]
Portfolio turnover (%)	21	55	58

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	31

CLASS NAV SHARES Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.06	$9.90	$10.00
Net investment income[3]	0.09	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.08)	0.25	(0.04)
Total from investment operations	0.01	0.47	0.19
Less distributions
From net investment income	(0.15)	(0.31)	(0.29)
Net asset value, end of period	$9.92	$10.06	$9.90
Total return (%)[4]	0.05[5]	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$534	$508	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.29[6]	0.36	0.47[6]
Expenses including reductions	0.28[6]	0.29	0.29[6]
Net investment income	1.84[6]	2.18	2.69[6]
Portfolio turnover (%)	21	55	58

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
32	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	33

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$35,926,114	—	$35,926,114	—
Corporate bonds	339,412,015	—	339,412,015	—
Municipal bonds	5,022,740	—	5,022,740	—
Term loans	36,934,664	—	36,934,664	—
Collateralized mortgage obligations	28,586,164	—	28,586,164	—
Asset backed securities	112,437,848	—	112,437,848	—
Escrow certificates	1,200	—	1,200	—
Short-term investments	9,470,540	$9,470,540	—	—
Total investments in securities	$567,791,285	$9,470,540	$558,320,745	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
34	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $2,268.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	35

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
36	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, Class I, and Class R6 shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$317
Class C	25
Class I	1,199
Class	Expense reduction
Class R6	$27
Class NAV	24,738
Total	$26,306

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.20% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	37

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,128 for the six months ended November 30, 2021. Of this amount, $789 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,339 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$8,589	$3,914
Class C	2,731	311
Class I	—	14,882
Class R6	—	26
Total	$11,320	$19,133
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
38	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	301,494	$3,022,093	790,035	$7,946,103
Distributions reinvested	8,622	86,267	9,026	90,843
Repurchased	(187,923)	(1,884,171)	(247,695)	(2,493,016)
Net increase	122,193	$1,224,189	551,366	$5,543,930
Class C shares
Sold	34,065	$342,173	60,037	$605,067
Distributions reinvested	483	4,839	592	5,958
Repurchased	(33,393)	(334,898)	(21,829)	(219,650)
Net increase	1,155	$12,114	38,800	$391,375
Class I shares
Sold	848,906	$8,508,361	2,290,055	$23,026,692
Distributions reinvested	36,116	361,524	27,087	272,474
Repurchased	(848,342)	(8,501,616)	(258,341)	(2,598,387)
Net increase	36,680	$368,269	2,058,801	$20,700,779
Class R6 shares
Sold	7,634	$76,270	34,528	$348,039
Distributions reinvested	832	8,326	880	8,848
Repurchased	(539)	(5,366)	(5,000)	(50,300)
Net increase	7,927	$79,230	30,408	$306,587
Class NAV shares
Sold	4,023,603	$40,422,164	34,632,201	$348,473,724
Distributions reinvested	774,971	7,756,036	724,155	7,283,377
Repurchased	(1,402,013)	(14,047,287)	(845,618)	(8,504,279)
Net increase	3,396,561	$34,130,913	34,510,738	$347,252,822
Total net increase	3,564,516	$35,814,715	37,190,113	$374,195,493
Affiliates of the fund owned 100% of shares of Class R6 and Class NAV on November 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $147,323,586 and $111,832,549, respectively, for the six months ended November 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $0 and $3,996,563, respectively, for the six months ended November 30, 2021.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	39

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2021, funds within the John Hancock group of funds complex held 94.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	21.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	19.4%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.0%
John Hancock Funds II Multimanager 2020 Lifetime Portfolio	5.8%
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
40	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	41

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
42	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	43

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-year period ended December 31, 2020 and for the period from July 31, 2019 through December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-year period and the period from July 31, 2019 through December 31, 2020. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
44	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	45

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(a)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(b)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
46	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(a)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(b)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(c)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	47

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
48	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment
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managers, along with strong risk-adjusted returns across asset classes.
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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949202	472SA 11/21
1/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 7, 2022